                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                        Post-Effective Amendment No. [ ]

                                EQ ADVISORS TRUST
               (Exact Name of Registrant as Specified in Charter)

              1290 Avenue of the Americas, New York, New York 10104
               (Address of Principal Executive Offices) (Zip Code)

                                 Peter D. Noris
            The Equitable Life Assurance Society of the United States
                           1290 Avenue of the Americas
                            New York, New York 10104
                     (Name and Address of Agent for Service)

                                 With copies to:

Patricia Louie                                    Arthur J. Brown
The Equitable Life Assurance Society              Kirkpatrick & Lockhart LLP
of the United States                              1800 Massachusetts Ave., N.W.
1290 Avenue of the Americas                       Washington, D.C. 20036
New York, NY 10104

                          ---------------------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.


--------------------------------------------------------------------------------
It is proposed that this Registration Statement will become effective on the 30th day after filing pursuant to Rule 488 under the Securities Act of 1933.

Title of securities being registered: Class IB shares of beneficial interest in the series of the Registrant designated EQ/Alliance Small Cap Growth Portfolio and EQ/Capital Guardian U.S. Equity Portfolio.

No filing fee is required because the registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

                                EQ ADVISORS TRUST
                           1290 AVENUE OF THE AMERICAS
                               NEW YORK, NY 10104

May ___, 2002

Dear Equitable Client:

The net premiums or contributions you paid under your variable life insurance policy or variable annuity contract or certificate ("Contract") issued by The Equitable Life Assurance Society of the United States ("Equitable") have been allocated at your direction to the investment divisions of a separate account or accounts of Equitable ("Separate Accounts"). The Separate Account divisions invest in corresponding Portfolios of the EQ Advisors Trust ("Trust"). As an owner of a Contract ("Contractowner") with premiums or contributions allocated to the EQ/AXP Strategy Aggressive Portfolio ("Strategy Aggressive Portfolio") or the EQ/AXP New Dimensions Portfolio ("New Dimensions Portfolio"), you are entitled to instruct Equitable as the sole shareholder of record of all of the shares issued by Strategy Aggressive Portfolio and New Dimensions Portfolio that are held in investment divisions of each Separate Account, as to how it should vote on certain proposals to be considered at a Special Meeting of Shareholders of Strategy Aggressive Portfolio and New Dimensions Portfolio of the Trust ("Special Meeting").

Contractowners of Strategy Aggressive Portfolio will be asked to provide voting instructions on a merger between that Portfolio and the EQ/Alliance Small Cap Growth Portfolio ("Small Cap Growth Portfolio" or an "Acquiring Portfolio"). Contractowners of New Dimensions Portfolio will be asked to provide voting instructions on a similar merger between their Portfolio and the EQ/Capital Guardian US Equity Portfolio ("U.S. Equity Portfolio" or an "Acquiring Portfolio").

Shares in each investment division of a Separate Account for which Equitable receives no timely voting instructions from Contractowners will be voted by Equitable for or against approval of the proposal, or as an abstention, in the same proportion as the shares for which Contractowners (other than Equitable) have provided voting instructions to Equitable.

IT IS VERY IMPORTANT THAT YOUR CONTRACT BE REPRESENTED. PLEASE PROMPTLY MARK YOUR VOTING INSTRUCTIONS ON THE ENCLOSED VOTING INSTRUCTION CARD; THEN, SIGN, DATE AND MAIL IT IN THE ACCOMPANYING ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES. YOUR PROMPT RESPONSE WILL HELP AVOID THE UNNECESSARY EXPENSE OF A FURTHER SOLICITATION OF VOTING INSTRUCTIONS. YOU ALSO MAY PROVIDE VOTING INSTRUCTIONS BY PHONE AT (800) 597-7836, BY FAX AT (888) 796-9932, OR BY INTERNET AT OUR WEBSITE AT https://VOTE.PROXY-DIRECT.COM.

Thank you for participating in this important process.

                                                Sincerely,


                                                Peter D. Noris
                                                President

                          THE EQUITABLE LIFE ASSURANCE
                   SOCIETY OF THE UNITED STATES ("EQUITABLE")

                           EQ ADVISORS TRUST ("TRUST")

          NOTICE OF SPECIAL MEETING OF SHAREHOLDERS OF EQ/AXP STRATEGY
            AGGRESSIVE PORTFOLIO AND EQ/AXP NEW DIMENSIONS PORTFOLIO

                           SCHEDULED FOR JULY 8, 2002

A special meeting of the shareholders of the EQ/AXP Strategy Aggressive Portfolio ("Strategy Aggressive Portfolio") and shareholders of the EQ/AXP New Dimensions Portfolio ("New Dimensions Portfolio") is scheduled to be held on July 8, 2002 at 10:00 a.m., local time, at 1290 Avenue of the Americas, New York, New York 10104 ("Special Meeting"). Owners of an Equitable variable life insurance policy or variable annuity contract or certificate ("Contract") that have been allocated to the investment divisions of a separate account or accounts of Equitable ("Contractowners") will be asked, as appropriate, to provide Equitable with voting instructions on the following proposals:

     1. Approval of a Plan of Reorganization and Termination providing for the acquisition of all of the assets of Strategy Aggressive Portfolio by the Trust's EQ/Alliance Small Cap Growth Portfolio ("Small Cap Growth Portfolio") and the assumption of all liabilities of Strategy Aggressive Portfolio by Small Cap Growth Portfolio in exchange for shares of Small Cap Growth Portfolio and the subsequent liquidation of Strategy Aggressive Portfolio (TO BE VOTED UPON BY THE SHAREHOLDERS OF STRATEGY AGGRESSIVE PORTFOLIO ONLY);

     2. Approval of a Plan of Reorganization and Termination providing for the acquisition of all of the assets of New Dimensions Portfolio by the Trust's EQ/Capital Guardian U.S. Equity Portfolio ("U.S. Equity Portfolio") and the assumption of all liabilities of New Dimensions Portfolio by U.S. Equity Portfolio in exchange for shares of U.S. Equity Portfolio and the subsequent liquidation of New Dimensions Portfolio (TO BE VOTED UPON BY THE SHAREHOLDERS OF NEW DIMENSIONS PORTFOLIO ONLY);

     3. To transact such other business as may properly come before the Special Meeting or any adjournments thereof.

You are urged to read both the Information Statement of Equitable and the Proxy Statement/Prospectus of the Trust, attached to this notice prior to completing your voting instruction card. If you have any questions about the proposals or the voting instruction card, please call ______________.

The record date for the determination of shareholders of the Strategy Aggressive and New Dimensions Portfolios entitled to notice of and entitled to vote at the Special Meeting or any adjournment thereof has been fixed as the close of business on May 1, 2002.

IT IS IMPORTANT THAT VOTING INSTRUCTION CARDS BE RETURNED PROMPTLY. CONTRACTOWNERS ARE URGED TO PROVIDE THEIR VOTING INSTRUCTIONS TO EQUITABLE AS OUTLINED AT THE END OF THIS PROSPECTUS/PROXY STATEMENT, SO THAT THEIR SHARES MAY BE REPRESENTED AT THE MEETING. YOUR PROMPT ATTENTION TO THE ENCLOSED VOTING INSTRUCTION CARD WILL HELP TO AVOID THE EXPENSE OF FURTHER SOLICITATION.


                                         By order of the Board of Trustees


                                         Patricia Louie
                                         Secretary of the Trust

New York, New York
May ___, 2002

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                              INFORMATION STATEMENT
             REGARDING A SPECIAL MEETING OF THE SHAREHOLDERS OF THE
         EQ/AXP STRATEGY AGGRESSIVE PORTFOLIO AND EQ/AXP NEW DIMENSIONS
            PORTFOLIO OF EQ ADVISORS TRUST TO BE HELD ON JULY 8, 2002

                                  MAY ___, 2002

                                     GENERAL

This Information Statement is furnished by The Equitable Life Assurance Society of the United States ("Equitable"), a New York stock life insurance company, to owners of its variable life insurance policies and variable annuity contracts or certificates ("Contractowners") who had net premiums or contributions allocated to the investment divisions of Equitable's separate accounts ("Separate Accounts") that are invested in shares of EQ/AXP Strategy Aggressive Portfolio ("Strategy Aggressive Portfolio") and EQ/AXP New Dimensions Portfolio ("New Dimensions Portfolio"), separate series ("Portfolios") of EQ Advisors Trust, a registered investment company ("Trust") on May 1, 2002 ("Record Date").

Equitable is required to offer certain Contractowners the opportunity to instruct Equitable, as the owner of all the shares of Strategy Aggressive Portfolio held by the Separate Accounts as to how it should vote on the proposal to be considered at the Special Meeting of Shareholders of Strategy Aggressive Portfolio, and as the owner of all the shares of New Dimensions Portfolio as to how it should vote on the proposals to be considered at the Special Meeting of Shareholders of New Dimensions Portfolio referred to in the preceding Notice and at any adjournments (together, "Special Meeting"). The proposals to be considered at the Special Meeting are discussed in the Trust's Proxy Statement/Prospectus, which is enclosed. Contractowners are urged to read the Proxy Statement/Prospectus prior to completing the voting instruction card that corresponds to their Portfolio.

Equitable is a wholly-owned subsidiary of AXA Financial, Inc., itself a wholly-owned subsidiary of AXA, a French insurance holding company. The principal executive offices of AXA Financial, Inc. and Equitable are located at 1290 Avenue of the Americas, New York, New York 10104.

This Information Statement and the accompanying voting instruction card are being mailed to Contractowners on or about May 28, 2002.

                            HOW TO INSTRUCT EQUITABLE

To instruct Equitable as to how to vote the shares of Strategy Aggressive Portfolio and New Dimensions Portfolio ("Shares") held in the investment divisions of the Separate Accounts, Contractowners are asked to promptly mark their voting instructions on the enclosed voting instruction card; then sign, date and mail it in the accompanying postage-paid envelope. Contractowners also may provide voting instructions by phone at (800) 597-7836, by fax at (888) 796-9932 or by Internet at our website at https://vote.proxy-direct.com.

IF A VOTING INSTRUCTION CARD IS NOT MARKED TO INDICATE VOTING INSTRUCTIONS BUT IS SIGNED, DATED AND RETURNED, IT WILL BE TREATED AS AN INSTRUCTION TO VOTE, AS APPROPRIATE, THE SHARES IN FAVOR OF THE PROPOSAL.

The number of Shares held in the investment division of each Separate Account corresponding to each of Strategy Aggressive Portfolio and New Dimensions Portfolio for which a Contractowner may provide voting instructions was determined as of the Record Date by dividing (i) a contract's Account Value (minus any contract indebtedness) allocable to that investment division of each Separate Account by (ii) the net asset value of one share of Strategy Aggressive Portfolio or New Dimensions Portfolio. At any time prior to Equitable's voting at the Special Meeting of the Shares held in the investment division of each Separate Account corresponding to Strategy Aggressive Portfolio or New Dimensions Portfolio, a Contractowner may revoke his or her voting instruction card with respect to that investment division by written notice, or proper telephone, fax or Internet instructions to the Secretary of Equitable or by properly executing a later-dated voting instruction card, or properly providing later telephone, fax or Internet instructions.

                             HOW EQUITABLE WILL VOTE

Equitable will vote the shares for which Equitable receives timely voting instructions from Contractowners in accordance with those instructions. Equitable will vote shares attributable to contracts for which Equitable is the Contractowner for the proposal. Shares in each investment division of a Separate Account for which Equitable receives no timely voting instructions from Contractowners, or which are attributable to amounts retained by Equitable as surplus or seed money, will be voted by Equitable either for or against approval of the proposal, or as an abstention, in the same proportion as the shares for which Contractowners (other than Equitable) have provided voting instructions to Equitable.

                                  OTHER MATTERS

Equitable is not aware of any matters, other than the specified proposals, to be acted on at the Special Meeting. If any other matters come before the Special Meeting, Equitable will vote the Shares upon such matters in its discretion. Voting instruction cards may be solicited by employees of Equitable its subsidiaries as well as officers and agents of the Trust. The principal solicitation will be by mail but voting instructions may also be solicited by telephone, personal interview or the Internet.

If the necessary quorum to transact business or the vote required to approve or reject each proposal is not obtained at the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting in accordance with applicable law, to permit further solicitation of voting instructions. The persons named as proxies will vote in favor of such adjournment with respect to those voting instructions which have been voted in favor of a proposal and will vote against any such adjournment those voting instructions which have been voted against a proposal.

                                     Patricia Louie, Vice President of Equitable

PLEASE PROMPTLY MARK YOUR VOTING INSTRUCTIONS ON THE ENCLOSED VOTING INSTRUCTION CARD; THEN SIGN, DATE AND MAIL IT IN THE ACCOMPANYING POSTAGE-PAID ENVELOPE. YOU MAY ALSO

PROVIDE YOUR VOTING INSTRUCTIONS BY TELEPHONE AT (800) 597-7836, BY FAX AT
(888) 796-9932 OR BY INTERNET AT OUR WEBSITE AT https://VOTE.PROXY-DIRECT.COM. IT IS IMPORTANT THAT YOUR CONTRACT BE REPRESENTED.

                           PROXY STATEMENT/PROSPECTUS
                              OF EQ ADVISORS TRUST

          SPECIAL MEETING OF SHAREHOLDERS OF EQ/AXP STRATEGY AGGRESSIVE
                PORTFOLIO AND EX/AXP NEW DIMENSIONS PORTFOLIO OF
                                EQ ADVISORS TRUST

                           SCHEDULED FOR JULY 8, 2002

----------------------------------------------------------------------------------------------------------------------
      Acquisition of the assets and assumption of the                   By and in exchange for shares of:
                      liabilities of:                        ---------------------------------------------------------
----------------------------------------------------------
EQ/AXP Strategy Aggressive Portfolio....................     EQ/Alliance Small Cap Growth Portfolio

EQ/AXP New Dimensions Portfolio.........................     EQ/Capital Guardian U.S. Equity Portfolio

                                       each a series (a "Portfolio") of:
                                       EQ Advisors Trust
                                       1290 Avenue of the Americas
                                       New York, NY 10104
----------------------------------------------------------------------------------------------------------------------

EQ Advisors Trust ("Trust") serves as an investment vehicle for use in connection with variable life insurance contracts and variable annuity certificates and contracts (collectively, "Contracts") issued by The Equitable Life Assurance Society of the United States ("Equitable" or the "Shareholder"). As a technical matter, Equitable holds Trust shares in separate accounts in which contributions and premiums received under the Contracts are initially invested; these separate accounts in turn purchase Trust shares, as described in the Trust's prospectus. Owners of Contracts ("Contractowners") with amounts allocated to the Trust's EQ/AXP Strategy Aggressive Portfolio ("Strategy Aggressive Portfolio" or an "Acquired Portfolio") or EQ/AXP New Dimensions Portfolio ("New Dimensions Portfolio" or an "Acquired Portfolio") are being provided the opportunity to provide voting instructions concerning the proposal that relates to their Portfolio contained in this Proxy Statement/Prospectus.

This Proxy Statement/Prospectus is soliciting (1) Contractowners with shares allocated to Strategy Aggressive Portfolio to approve a Plan of Reorganization and Termination (a "Reorganization Plan") whereby that Acquired Portfolio will be merged with EQ/Alliance Small Cap Growth Portfolio ("Small Cap Growth Portfolio" or an "Acquiring Portfolio') and (2) Contractowners with shares allocated to New Dimensions Portfolio to approve a Reorganization Plan whereby that Acquired Portfolio would be merged into EQ/Capital Guardian U.S. Equity Portfolio ("U.S. Equity Portfolio" or an "Acquiring Portfolio") .

Each merger ("Reorganization") will work in the same manner:

     o The Acquired Portfolio will transfer its assets to the corresponding Acquiring Portfolio, which will assume its liabilities.

     o The Acquiring Portfolio will issue new Class IB shares that will be distributed to you in an amount equal to the value of your shares of your current Portfolio. Although the number of shares you hold may change, the total value of your investment will not change as a result of the Reorganization.

     o You will not incur any sales loads or similar transaction charges as a result of either merger.

You are being asked to provide voting instructions concerning your approval of the Reorganization Plan pursuant to which the Reorganization transaction would be accomplished that is applicable to the Acquired Portfolio of which you are a Contractowner. Because Contractowners of each Acquired Portfolio are being asked to provide voting instructions to Equitable regarding a transaction that will result in their holding shares of a corresponding Acquiring Portfolio, this Proxy Statement also serves as a Prospectus for the Acquiring Portfolios and provides information about the Acquiring Portfolios that a prospective investor ought to know.

This Proxy Statement/Prospectus is being provided to the Shareholder and mailed to Contractowners on or about May 28, 2002. It is being furnished on behalf of the Board of Trustees of the Trust ("Board") to the Shareholder of Strategy Aggressive Portfolio and New Dimensions Portfolio for its use in obtaining instructions from Contractowners as to how to vote on the proposals to be considered at the Special Meeting of Shareholders of Strategy Aggressive Portfolio and New Dimensions Portfolio to be held at 1290 Avenue of the Americas, New York, New York 10104, on July 8, 2002 at 10:00 a.m., Eastern time and at any adjournments thereof ("Special Meeting"). It is expected that the Shareholder will attend the Special Meeting in person or by proxy and will vote shares of the Trust held by it in accordance with voting instructions received from Contractowners and in accordance with voting procedures established by the Trust.

                   INFORMATION ABOUT THE ACQUIRING PORTFOLIOS

This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about the Acquiring Portfolios that you should know before investing. The investment objective of each Acquiring Portfolio is to seek long-term growth of capital. For a more detailed discussion of the investment objectives, investment strategies, restrictions and risks of the Acquiring Portfolios and those of the Acquired Portfolios, please see the Trust's Prospectus dated May 1, 2002 and the Trust's Statement of Additional Information ("SAI") dated May 1, 2002. The Trust also provides periodic reports to its shareholders that highlight certain important information about the Acquired Portfolios and Acquiring Portfolios, including investment results and financial information. A copy of the Annual Report of the Trust for the fiscal year ended December 31, 2001, including financial statements, has been mailed separately to Contractowners prior to the time of the mailing of this Proxy Statement/Prospectus. The Trust will furnish, without charge, to any contractowner, upon request, a copy of the current Prospectus, SAI or the 2001 Annual Report. Such requests may be directed to the

Trust by writing to 1290 Avenue of the Americas, New York, New York 10104, or by calling 1-800-528-0204.

     A SAI dated May ___, 2002, containing additional information about the Reorganization, including historical financial statements, has been filed with the Securities and Exchange Commission ("SEC" or "Commission") and is hereby incorporated by reference in its entirety into this Proxy Statement/Prospectus.

     You can copy and review information about each Portfolio (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Acquired Portfolios and Acquiring Portfolios are available on the EDGAR Database on the Commission's Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED IF THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

SUMMARY .......................................................................5

     Operating Expenses........................................................6

     Expense Tables............................................................7

     Comparison of Investment Objectives, Strategies and Restrictions..........9

COMPARISON OF PRINCIPAL RISK FACTORS..........................................15

INFORMATION ABOUT THE REORGANIZATION..........................................18

     Terms of the Agreements and Plans of Reorganization......................18

     Reasons for the Reorganizations..........................................20

     Federal Income Tax Consequences of the Proposed Reorganizations..........22

     Capitalization...........................................................23

ADDITIONAL INFORMATION ABOUT EQUITABLE AND THE PORTFOLIOS.....................24

     Information About Equitable..............................................24

     Information About the Advisers to the Acquiring Portfolios...............24

     Purchase, Exchange and Redemption Procedures.............................25

     Distribution Policy......................................................26

     How Assets are Valued....................................................26

     Tax Consequences of Buying, Selling and Holding Portfolio Shares.........27

FINANCIAL HIGHLIGHTS..........................................................29

VOTING INFORMATION............................................................31

     Voting Rights............................................................31

     Solicitation of Voting Instructions......................................32

ADDITIONAL INFORMATION........................................................34

APPENDIX A...................................................................A-1

APPENDIX B...................................................................B-1

APPENDIX C...................................................................C-1

APPENDIX D...................................................................D-1

                                     SUMMARY

You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Trust's Prospectus and the applicable Reorganization Plans, which are attached hereto as Appendix A and B.

                          THE PROPOSED REORGANIZATIONS

On April 16, 2002, the Board approved each Reorganization Plan. Subject to Shareholder approval, each Reorganization Plan provides for:

     o the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio, in exchange for shares of the Acquiring Portfolio having an aggregate value equal to the net assets of the Acquired Portfolio;

     o the assumption by the Acquiring Portfolio of all of the liabilities of the Acquired Portfolio;

     o distribution to shareholders of Class IB shares of the Acquiring Portfolio having an aggregate value equal to the aggregate value of the shares of the Acquired Portfolio held by that shareholder; and

     o   complete liquidation of the Acquired Portfolio.

Each Reorganization is expected to be effective upon the closing of business on July 12, 2002, or on a later date as the Trust determines ("Closing"). As a result of each Reorganization, each Contractowner whose Contract values are invested in shares of an Acquired Portfolio would become an indirect owner of shares in the respective Acquiring Portfolio. Each such Contractowner indirectly would hold, immediately after the Closing, Class IB shares of the respective Acquiring Portfolio having an aggregate value equal to the aggregate value of the same class of shares of the Acquired Portfolio indirectly held by that Contractowner as of the close of business on the Closing.

In considering whether to approve the Reorganization Plan that relates to your Portfolio, you should note that:

     o Each of the Acquired Portfolios and the Acquiring Portfolios has an investment objective of seeking long-term capital growth. Each Acquired Portfolio has similar, though not identical, principal investment strategies and risks to its corresponding Acquiring Portfolio.

     o Each of the Acquiring Portfolios is more than ten times the size of the respective Acquired Portfolio. The Acquired Portfolios have continued to remain small in size and have been unable to attract additional assets. Equitable expects that the Reorganizations will consolidate the assets attributable to the Acquired and Acquiring Portfolios, thereby eliminating duplicative Portfolios and potentially permitting shareholders of each Acquired Portfolio to benefit from greater economies of scale.

     o Alliance Capital Management, L.P. ("Alliance Capital") and Capital Guardian Trust Company ("Capital Guardian") (collectively "Advisers to the Acquiring Portfolios") has substantial experience in managing investment vehicles with substantially similar investment objectives, strategies, policies and techniques as those of the Acquiring Portfolios. The performance of each Acquiring Portfolio has been superior to that of the corresponding Acquired Portfolio.

     o Alliance Capital, the adviser to Small Cap Growth Portfolio, is an affiliate of Equitable and the two distributors of the Trust's shares, AXA Advisors, LLC and AXA Distributors, LLC.

     o The expense ratio of U.S. Equity Portfolio is comparable to the expense ratios of New Dimensions Portfolio. While Equitable has entered into voluntary agreements, which expire on April 30, 2003, with U.S. Equity Portfolio and New Dimensions Portfolio to cap total annual operating expenses at identical levels, the actual total annual operating expense ratio of U.S. Equity Portfolio is materially lower than the actual total annual operating expenses of New Dimensions Portfolio.

     o The expense ratio of Small Cap Growth Portfolio is slightly higher that the expense ratio of Strategy Aggressive Portfolio. While Equitable has entered into a voluntary agreement, which expires on April 30, 2003, with Strategy Aggressive Portfolio to cap total annual operating expense ratio, the actual total annual operating expense ratio of Strategy Aggressive Portfolio without that cap is materially higher than the actual total annual operating expenses of Small Cap Growth Portfolio.

After careful consideration, the Board unanimously approved each proposed Reorganization Plan. Accordingly, the Trustees have submitted each Reorganization Plan for the approval of the Portfolio's Contractowners. The Board recommends that you vote "for" the proposed Reorganization Plan that relates to your Portfolio.

                               OPERATING EXPENSES

MANAGEMENT FEE. The Trust pays Equitable a fee based on each Portfolio's average daily net assets. Equitable, not the Portfolio, is responsible for fees paid to each of American Express Financial Corporation, Alliance Capital and Capital Guardian (each an "Adviser" and collectively the "Advisers"). The table below sets forth the contractual investment management fees payable to Equitable from each Portfolio under the current Investment Management Agreement at the stated annual rates (expressed as a percentage of the average daily net assets of each Portfolio):

--------------------------------------------------------------------------------------------------------------------
                          Strategy Aggressive     Small Cap Growth        New Dimensions           U.S. Equity
                               Portfolio              Portfolio              Portfolio              Portfolio
--------------------------------------------------------------------------------------------------------------------
First $1 billion                0.700%                 0.750%                 0.650%                 0.650%
--------------------------------------------------------------------------------------------------------------------
Next $1 billion                 0.650%                 0.700%                 0.600%                 0.600%
--------------------------------------------------------------------------------------------------------------------
Next $3 billion                 0.625%                 0.675%                 0.575%                 0.575%
--------------------------------------------------------------------------------------------------------------------
Next $5 billion                 0.600%                 0.650%                 0.550%                 0.550%
--------------------------------------------------------------------------------------------------------------------
Thereafter                      0.575%                 0.625%                 0.525%                 0.525%
--------------------------------------------------------------------------------------------------------------------


EXPENSE LIMITATION ARRANGEMENTS. In the interest of limiting expenses of certain Portfolios, Equitable has entered into a voluntary Expense Limitation Agreement with the Trust, with respect to Strategy Aggressive Portfolio, New Dimensions Portfolio and U.S. Equity Portfolio. Under the Expense Limitation Agreement, Equitable has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses, including amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act, of Strategy Aggressive Portfolio, New Dimensions Portfolio and U.S. Equity Portfolio are limited to 1.00%, 0.95% and 0.95%, respectively, of each Portfolio's average daily net assets. The term of the current Expense Limitation Agreement expires on April 30, 2003. There is no Expense Limitation Agreement with regard to Small Cap Growth Portfolio.

                                 EXPENSE TABLES

The current fees and expenses of Class IB shares of the Acquired Portfolios and the Acquiring Portfolios and the estimated pro forma fees and expenses after giving effect to the proposed Reorganizations are shown in the following tables. Expenses for the Portfolios are based on the operating expenses incurred by Class IB shares of the Portfolios for the year ended December 31, 2001. Pro forma fees and expenses show estimated fees of Class IB shares of the Acquiring Portfolios assuming that the Reorganizations had been in effect for the year ended December 31, 2001.

The examples are intended to help you compare the cost of investing in each of the Portfolios. The examples assume that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses if you redeem your shares at the end of each period shown. Your actual costs may be higher or lower.

The tables below do not reflect any insurance or separate account fees and expenses, which are imposed under the Contracts.

                 STRATEGY AGGRESSIVE/SMALL CAP GROWTH PORTFOLIOS
                       ANNUAL PORTFOLIO OPERATING EXPENSES
          (expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

                                    STRATEGY AGGRESSIVE                                   AFTER THE REORGANIZATION -
                                         PORTFOLIO           SMALL CAP GROWTH PORTFOLIO     THE PORTFOLIOS COMBINED
                                         CLASS IB                     CLASS IB                     CLASS IB
                                --------------------------------------------------------------------------------------
Management Fees                            0.70%                        0.75%                        0.75%

12b-1 Fees                                 0.25%                        0.25%                        0.25%

Other Expenses                             0.77%                        0.07%                        0.06%

Total Annual Fund
   Operating Expenses                      1.72%                        1.07%                        1.06%

Waiver/Expense
   Reimbursement(1)                        0.72%                         0%                           0%

Net Expenses                               1.00%                        1.07%                        1.06%

                            EXAMPLE OF FUND EXPENSES



                                      1 YEAR               3 YEARS               5 YEARS               10 YEARS
                               ---------------------------------------------------------------------------------------
STRATEGY AGGRESSIVE                    $102                  $318                  $552                 $1,225
PORTFOLIO - Class IB

SMALL CAP GROWTH PORTFOLIO -           $109                  $340                  $590                 $1,306
Class IB

AFTER THE REORGANIZATION:              $108                  $337                  $585                 $1,294
THE PORTFOLIOS COMBINED -
Class IB (Pro Forma)

Notes
-----
(1) Equitable has entered into an Expense Limitation Agreement with the Trust that limits expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of Strategy Aggressive Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), including expenses for which payment has been made through the use of all or a portion of brokerage commissions (or markups or markdowns) generated by Strategy Aggressive Portfolio, for 0.75% of net assets. The agreement will remain in effect through April 30, 2003. There is no assurance that the Expense Limitation Agreement will be continued after that date.

                      NEW DIMENSIONS/U.S. EQUITY PORTFOLIOS
                       ANNUAL PORTFOLIO OPERATING EXPENSES
          (expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets)

                                                                                         AFTER THE REORGANIZATION -
                                NEW DIMENSIONS PORTFOLIO       U.S. EQUITY PORTFOLIO       THE PORTFOLIOS COMBINED
                                        CLASS IB                     CLASS IB               CLASS IB (PRO FORMA)
                              ---------------------------------------------------------------------------------------
Management Fees                          0.65%                         0.65%                        0.65%

12b-1 Fees                               0.25%                         0.25%                        0.25%

Other Expenses                           1.06%                         0.11%                        0.11%


Total Annual Fund
   Operating Expenses                    1.96%                         1.01%                        1.01%

Waiver/Expense
   Reimbursement(1)                      1.01%                         0.06%                        0.06%

Net Expenses                             0.95%                         0.95%                        0.95%

                            EXAMPLE OF FUND EXPENSES

                                      1 YEAR               3 YEARS               5 YEARS               10 YEARS
                               ---------------------------------------------------------------------------------------

NEW DIMENSIONS PORTFOLIO -             $97                   $303                  $525                 $1,116
Class IB

U.S. EQUITY PORTFOLIO -

Class IB                               $97                   $303                  $525                 $1,116

AFTER THE REORGANIZATION:
THE PORTFOLIOS COMBINED -              $97                   $303                  $525                 $1,116
Class IB (Pro Forma)

Notes
-----

(1) Equitable has entered into an Expense Limitation Agreement with the Trust that limits expenses (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of each Portfolio's business and amounts payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940
     Act), including expenses for which payment has been made through the use of all or a portion of brokerage commissions (or markups or markdowns) generated by that Portfolio, for New Dimensions Portfolio and U.S. Equity Portfolio at 0.70% and 0.70%, respectively of such Portfolio's net assets. The agreement will remain in effect through April 30, 2003. There is no assurance that the Expense Limitation Agreement will be continued after that date.

        COMPARISON OF INVESTMENT OBJECTIVES, STRATEGIES AND RESTRICTIONS

The investment objectives and certain strategies of each Acquired Portfolio are summarized below. In each case, the investment objectives and strategies of the Acquired Portfolio are substantially similar or identical to its corresponding Acquiring Portfolio, except for differences that are noted. For a more detailed description of the investment strategies, policies and restrictions, please see the Trust's Prospectus and Statement of Additional Information.

The tables below show the Portfolios' average annual total returns for one year and since inception. The tables assume reinvestment of dividends and other distributions. The tables do not reflect any insurance or Contract-related fees and expenses, which would reduce the performance results. Past performance is not an indication of future performance.

For information concerning the risks associated with investments in the various Portfolios, see "Comparison of Principal Risk Factors" below.

----------------------------------------------------------------------------------------------------------------------
                      STRATEGY AGGRESSIVE PORTFOLIO                   SMALL CAP GROWTH PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Investment Objective  Seeks long-term growth of capital               Seeks long-term growth of capital
----------------------------------------------------------------------------------------------------------------------
Investment            Invests primarily in securities of growth       Invests primarily in U.S. common stocks and
Strategies            companies.                                      other equity-type securities issued by smaller
                                                                      companies with favorable growth prospects.

                      Under normal circumstances, the Portfolio       Under normal circumstances, the Portfolio
                      invests at least 65% of its total assets in     invests at least 80% of its net assets, plus
                      equity securities.                              borrowings for investment purposes, in
                                                                      securities of small capitalization companies
                      The portfolio may also invest up to 25% of      (currently considered by the Adviser to mean
                      its total assets in foreign securities.         companies with market capitalization at or
                                                                      below $3 billion at the time of initial
                                                                      purchase).
----------------------------------------------------------------------------------------------------------------------
                      Adviser chooses equity investments based on:    The Portfolio may at times invest in companies
                      (i) consideration of opportunities and risks    in cyclical industries, companies whose
                      within growing industries and new               securities are temporarily undervalued,
                      technologies; (ii) aggressive growth            companies in special situations (e.g., change
                      prospects; and (iii) identification of small    in management, new products or changes in
                      and medium capitalization companies with        customer demand) and less widely known
                      effective management, financial strength and    companies.
                      competitive market positions. Small and medium
                      capitalization companies are those whose market
                      capitalization is similar to the market
                      capitalization of companies in the Russell
                      MidCap Growth Index.
----------------------------------------------------------------------------------------------------------------------
                      When market or financial conditions warrant,    When market or financial conditions warrant,
                      the Portfolio may invest without limitation     the Portfolio may invest in other equity-type
                      in money market instrument grade debt           securities (such as preferred stocks and
                      obligation (rated BBB or higher) for            convertible debt instruments) and investment
                      temporary or defensive purposes.                grade corporate fixed income securities.  For
                                                                      temporary or defensive purposes, the Portfolio
                                                                      may invest without limitation in cash or cash
                                                                      equivalents or high-quality money market
                                                                      instruments.
----------------------------------------------------------------------------------------------------------------------
Investment Manager    Equitable                                       Equitable
----------------------------------------------------------------------------------------------------------------------
Investment Adviser    American Express Financial Corporation          Alliance Capital Management, L.P.
----------------------------------------------------------------------------------------------------------------------
Portfolio Manager(s)  Louis Giglio                                    Bruce Aronow
----------------------------------------------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN
                         (FOR THE PERIOD ENDED 12/31/01)

                                                      1 Year            3 Year       Since Inception(1)
                                                    ----------       -----------     ------------------
Strategy Aggressive Portfolio                        (33.39)%             N/A             (48.29)%
Russell MidCap Growth Index(2)                       (20.15)              N/A              (33.27)
========================================================================================================
Small Cap Growth Portfolio(3)                        (13.28)%            7.96%              9.40%
Russell 2500 Growth Index(4)                         (10.83)             5.17               8.90

(1) The inception date for Strategy Aggressive Portfolio is May 1, 2000. The performance shown for Small Cap Growth Portfolio is principally the performance of its predecessor registered investment company (HRT/Alliance Small Cap Growth Portfolio) managed by the same Adviser using the same investment objectives and strategy as the current Portfolio. For these purposes, the Small Cap Growth Portfolio is said to be the successor entity of the HRT/Alliance Small Cap Growth Portfolio whose inception date is May 1, 1997. The assets of the predecessor were transferred to the Small Cap Growth Portfolio on October 18, 1999. Following that transfer (for periods commencing on or after October 19, 1999) performance is that of the Small Cap Growth Portfolio.

(2) The Russell MidCap Growth Index is an unmanaged index of common stocks that measures the performance of those companies in the Russell MidCap Index with higher price-to-book ratios and higher forecasted growth values. (The Russell MidCap Index measures the performance of the 800 smallest companies in the Russell 1000 Index representing approximately 25% of the total market capitalization of the Russell 1000 Index).

(3) The performance shown for Small Cap Growth Portfolio includes only Class IB shares. Although the Portfolio offers Class IA shares, they are not involved in the Reorganization because Strategy Aggressive Portfolio does not currently have any Class IA shares outstanding.

(4) The Russell 2500 Growth Index is an unmanaged index that measures the performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values. (The Russell 2500 Index is an unmanaged index that measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 17% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index is an unmanaged index which measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.) In 2001, the Investment Manager revised Small Cap Growth Portfolio's market index to be the Russell 2500 Growth Index. That index more closely reflects the market sectors in which the Portfolio invests than the Russell 2000 Growth Index, which was previously used.

                        CALENDAR YEAR ANNUAL TOTAL RETURN
                          STRATEGY AGGRESSIVE PORTFOLIO

                                    -33.39%
                                    -------
                                      2001

--------------------------------------------------------------------------------
Best quarter (% and time period)        Worst quarter (% and time period)
17.90% (2001 4th Quarter)               (30.50)% (2001 1st Quarter)
--------------------------------------------------------------------------------

                        CALENDAR YEAR ANNUAL TOTAL RETURN
                           SMALL CAP GROWTH PORTFOLIO

          -4.4%          27.46%         13.78%        -13.28%
          ----           ----           ----           ----
          1998           1999           2000           2001

--------------------------------------------------------------------------------
Best quarter (% and time period)             Worst quarter (% and time period)
28.02% (1999 4th Quarter)                    (28.09)% (1998 3rd Quarter)
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                      NEW DIMENSIONS PORTFOLIO                        U.S. EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Investment Objective  Seeks long-term growth of capital               Seeks long-term growth of capital
----------------------------------------------------------------------------------------------------------------------
Investment            The Portfolio primarily invests in common       Under normal circumstances, the Portfolio
Strategies            stocks of companies showing the potential for   invests at least 80% of its net assets, plus
                      significant growth.  These companies often      borrowings for investment purposes, in equity
                      operate in areas where dynamic economic and     securities of United States issuers and other
                      technological changes are occurring.            equity investments that are tied economically
                                                                      to the United States.  The Portfolio invests
                      The Portfolio may invest up to 30% of its       primarily in equity securities of United
                      total assets in foreign securities.             States companies with market capitalization
                                                                      greater than $1 billion at the time of purchase.

                                                                      The Portfolio may invest up to 15% of its total
                                                                      assets in foreign securities.
----------------------------------------------------------------------------------------------------------------------
                      The Portfolio's Adviser selects investments     In selecting securities for investment, the
                      by identifying companies the Adviser believes   Adviser focuses primarily on the potential for
                      have above-average long-term growth potential   capital appreciation.  The Portfolio invests
                      based on effective management, financial        in dynamic, growing companies with strong
                      strength and competitive market position; and   balance sheets; the Adviser seeks to invest in
                      considering opportunities and risks with        stocks whose prices are not excessive relative
                      respect to interest rate and economic           to book value, or in companies whose asset
                      forecasts both domestically and abroad.         values are understated.
----------------------------------------------------------------------------------------------------------------------
                      When market or financial conditions warrant,    When market or financial conditions warrant,
                      the Portfolio may invest more of its assets     the Portfolio may invest a substantial portion
                      in money market securities for temporary or     of its assets in high-quality debt securities,
                      defensive purposes.                             including short-term obligations for temporary
                                                                      or defensive purposes.
----------------------------------------------------------------------------------------------------------------------
Investment Manager    Equitable                                       Equitable
----------------------------------------------------------------------------------------------------------------------
Investment Adviser    American Express Financial Corporation          Capital Guardian Trust Company
----------------------------------------------------------------------------------------------------------------------
Portfolio Manager(s)  Gordon Fines                                    Portfolio Management Team
----------------------------------------------------------------------------------------------------------------------

                           AVERAGE ANNUAL TOTAL RETURN
                         (FOR THE PERIOD ENDED 12/31/01)

                                                                        Since
                                                      1 Year        Inception(1)
                                                    ----------     -------------
New Dimensions Portfolio....................         (15.51)%         (23.24)%

S&P 500 (2) ................................         (11.88)          (17.84)
================================================================================

U.S. Equity Portfolio.......................         (2.01)%            1.95%
S&P 500                                              (11.88)            (4.31)

(1) The inception date for New Dimensions Portfolio is September 1, 2000. The inception date for U.S. Equity Portfolio is May 1, 1999.

(2) The Standard & Poor's 500 Composite Stock Index is an unmanaged weighted index of common stocks of 500 industrial, transportation, utility and financial companies regarded as generally representative of the larger capitalization portion of the U.S. stock market. The S&P 500 returns reflect the reinvestment of dividends.

                        CALENDAR YEAR ANNUAL TOTAL RETURN
                            NEW DIMENSIONS PORTFOLIO


                                    -15.51%
                                    -------
                                      2001
--------------------------------------------------------------------------------
Best quarter (% and time period)             Worst quarter (% and time period)
12.70% (2001 4th Quarter)                    (15.70)% (2001 3rd Quarter)
--------------------------------------------------------------------------------

                        CALENDAR YEAR ANNUAL TOTAL RETURN
                              U.S. EQUITY PORTFOLIO

                              3.56%          -2.01%
                              ----            ----
                              2000            2001

--------------------------------------------------------------------------------
Best quarter (% and time period)             Worst quarter (% and time period)
16.73% (2001 4th Quarter)                    (16.86)% (2001 3rd Quarter)
--------------------------------------------------------------------------------

                     COMPARISON OF DISTRIBUTION POLICIES AND
                  PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

Each of the Portfolios have the same Distribution Procedures, Purchase Procedures, Exchange Rights and Redemption Procedures as discussed in the Additional Information About Equitable and the Advisers section below.

The Acquired Portfolios and the Acquiring Portfolios have the same procedures for purchasing shares. Each of the Portfolios offers its shares to the separate accounts of life insurance companies ("Accounts"). Shares of each of the Portfolios are offered and redeemed at their net asset value without any sales load.

                TAX CONSEQUENCES OF THE PROPOSED REORGANIZATIONS

As a condition to the consummation of each Reorganization, the Trust will receive an opinion from Kirkpatrick & Lockhart LLP to the effect that no gain or loss will be recognized by the Acquired Portfolio or the Acquiring Portfolio participating therein or the Shareholder as a result of the Reorganization (although one or both Acquired Portfolios may recognize net gain on the sale of its [assets that may not be accepted by the corresponding Acquiring Portfolio], which gain would have to be distributed to the Shareholder at the time of or immediately before the Reorganization). The holding period and tax basis of an Acquiring Portfolio's shares received by the Shareholder pursuant to a Reorganization will include the holding period, and will be the same as the tax basis, of the Acquired Portfolio's shares the Shareholder holds immediately prior to the Reorganization (provided the Shareholder holds the shares as a capital asset on the date of the Reorganization). Also, an Acquiring Portfolio's holding period and tax basis of the assets an Acquired Portfolio transfers to it will include the Acquired Portfolio's holding period, and will be the same as the Acquiring Portfolio's tax basis, of those assets immediately prior to the Reorganization.

Please see the "Federal Income Tax Consequences of the Proposed Reorganizations" section below for further information.

                      COMPARISON OF PRINCIPAL RISK FACTORS

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect. In general, the greater the risk, the more money your investment can earn for you and the more money you can lose. Like other investment companies, the value of each Portfolio's shares may be affected by the Portfolio's investment objective(s), principal investment strategies and particular risk factors. Consequently, the risks of an investment in an Acquiring Portfolio are similar to the risks of an investment in the corresponding Acquired Portfolio. Some of the principal risks of investing in the Portfolios are discussed below. However, other factors may also affect each Portfolio's net asset value.

There is no guarantee that a Portfolio will achieve its investment objective or that it will not lose principal value.

Each Portfolio invests in common stocks, therefore, the performance of the Portfolio may go up or down depending on general market conditions. In this summary, we describe the principal risks that may affect the Portfolios. Additional information and more detailed descriptions of the risks that may affect each Acquiring Portfolio and Acquired Portfolio can be found in the Trust's Prospectus and SAI.

                      CHART OF PRINCIPAL RISKS BY PORTFOLIO

The following chart summarizes the principal risks of each Acquiring Portfolio and Acquired Portfolio. Risks not marked for a particular Portfolio may, however, still apply to some extent to that Portfolio at various times. Each Risk is explained in more detail in the discussion following the chart.

                                                Small/Mid
                                    Growth         Cap        Foreign                                           Portfolio
                 Market   Equity    Investing    Company    Securities   Derivatives   Leveraging   Liquidity   Turnover
Portfolio         Risk      Risk      Risk        Risk         Risk          Risk         Risk         Risk        Risk
-------------    ------   ------    ---------    -------    ----------   -----------   ----------   ---------   --------
Strategy            X        X          X           X            X                                                  X
Aggressive
Portfolio

Small Cap           X        X          X           X                         X             X           X           X
Growth
Portfolio

===========================================================================================================================

New Dimensions      X        X          X                        X
Portfolio

U.S. Equity         X        X                                   X
Portfolio


MARKET RISK. The value of each Portfolio's securities may be affected by market risk. This is the risk that the value of the Portfolio's investments will fluctuate as the stock markets fluctuate and that prices overall will decline over short- or long-term periods.

EQUITY RISK: Stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or over extended periods, regardless of the success or failure of a company's operations.

GROWTH INVESTING RISK: Growth investing generally focuses on companies that, due to their strong earnings and revenue potential, offer above-average prospects for capital growth, with less emphasis on dividend income. Earnings predictability and confidence in earnings forecasts are an important part of the selection process. As a result, the price of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Advisers using this approach generally seek out companies experiencing some or all of the following: high sales growth, high unit growth, high or improving returns on assets and equity, and a strong balance sheet. Such Advisers also prefer companies with a competitive advantage such as unique management, marketing or research and development. Growth investing is also subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated by the Advisers, regardless of movements in the securities market.

SMALL-CAP OR MID-CAP COMPANY RISK: A Portfolio's investments in small-cap and mid-cap companies may involve greater risks than investments in larger, more established issuers. Smaller companies may have narrower product lines, more limited financial resources and more limited trading markets for their stock, as compared with larger companies. Their securities may be less well-known and trade less frequently and in more limited volume than the securities of larger, more established companies. In addition, small-cap and mid-cap companies are typically subject to greater changes in earnings and business prospects than larger companies. Consequently, the prices of small company stocks tend to rise and fall in value more frequently than the stocks of larger companies. Although investing in small-cap and mid-cap companies offers potential for above-average returns, the companies may not succeed and the value of their stock could decline significantly.

FOREIGN SECURITIES RISK: A Portfolio's investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities and can affect a Portfolio's performance. Foreign markets, particularly emerging markets, may be less liquid, more volatile and subject to less government supervision than domestic markets. There may be difficulties enforcing contractual obligations, and it may take more time for trades to clear and settle. The specific risks of investing in foreign securities, among others, include Currency Risk, Emerging Market Risk, Geographic Risk, Political/Economic Risk, Regulatory Risk and Transaction Costs Risk. For further discussion of these risks, please see the Trust's Prospectus dated May 1, 2002.

DERIVATIVES RISK: Derivatives are financial contracts whose value is based on the value of an underlying asset, reference rate or index. A Portfolio's investment in derivatives may rise or fall more rapidly than other investments. These transactions are subject to changes in the underlying security on which such transactions are based. Even a small investment in derivative securities can have a significant impact on a Portfolio's exposure to stock market values, interest rates or currency exchange rates. Derivatives are subject to a number of risks such as liquidity risk, interest rate risk, market risk, credit risk and portfolio management risk depending on the type of underlying asset, reference rate or index. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate well with the underlying asset, rate or index. These types of transactions will be used primarily as a substitute for taking a position in the underlying asset and/or for hedging purposes. When a derivative security is used as a hedge against an offsetting position that a Portfolio also holds, any loss generated by the derivative security should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that a Portfolio uses a derivative security for purposes other than as a hedge, that Portfolio is directly exposed to the risks of that derivative security and any loss generated by the derivative security will not be offset by a gain.

LEVERAGING RISK: When a Portfolio borrows money or otherwise leverages its portfolio, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. All of the Portfolios may take on leveraging risk by investing in collateral from securities loans and by borrowing money to meet redemption requests.

LIQUIDITY RISK: Certain securities held by a Portfolio may be difficult (or impossible) to sell at the time and at the price the seller would like. A Portfolio may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that a Portfolio may lose money or be prevented from earning capital gains if it cannot sell a security at the time and price that is most beneficial to the Portfolio. Portfolios that invest in privately-placed securities, certain small company securities, high-yield bonds, mortgagebacked securities or foreign or emerging market securities, which have all experienced periods of illiquidity, are subject to liquidity risks. A particular Portfolio may be more susceptible to some of these risks than others, as noted in the description of each Portfolio.

PORTFOLIO TURNOVER RISK: The Portfolios do not restrict the frequency of trading to limit expenses. Small Cap Portfolio may engage in active and frequent trading of portfolio securities to achieve its principal investment strategies. Frequent trading can result in a portfolio turnover in excess of 100% in any given fiscal year (high portfolio turnover). High portfolio turnover may result in increased transaction costs to the Portfolio and its Shareholder, which would reduce investment returns. Stocks' intrinsic value may never be fully recognized or realized by the market, or their prices may go down. In addition, there is the risk that a stock judged to be undervalued may actually be appropriately priced. Value investing generally emphasizes companies that, considering their assets and earnings history, are attractively priced and may provide dividend income.

                      INFORMATION ABOUT THE REORGANIZATION

                        TERMS OF THE REORGANIZATION PLANS

The following summary of the Reorganization Plans is qualified in its entirety by reference to the Reorganization Plans attached to this Prospectus/Proxy Statement as Exhibit A and Exhibit B. Each Reorganization Plan provides that the participating Acquiring Portfolio will acquire all of the assets, of the participating Acquired Portfolio, in exchange solely for shares of the Acquiring Portfolio and its assumption of the Acquired Portfolio's liabilities. Subject to the satisfaction of the conditions described below, the Reorganizations will take place on July 12, 2002 ("Merger Date"), or later date determined by the Trust. The net asset value per Class IB share of the Acquiring Portfolios will be determined by dividing each Acquiring Portfolio's assets, less liabilities allocated to such class, by the total number of its outstanding Class IB shares. Portfolio assets will be valued in accordance with the valuation practices of the Acquired Portfolio and Acquiring Portfolio. See "How Assets are Valued" in the Trust's Prospectus.

The number of full and fractional Class IB shares of an Acquiring Portfolio received with respect to a Contractowner whose Contract values are invested in shares of the corresponding Acquired Portfolio will be equal in value to the value of those Acquired Portfolio shares as of the close of regularly scheduled trading on the NYSE on the Merger Date. As promptly as practicable after the Merger Date, each Acquired Portfolio will liquidate and distribute to the Shareholder the Class IB shares of the Acquiring Portfolio received by the Acquired Portfolio in the Reorganization. After such distribution, the Trust shall take all necessary steps under Delaware law, the Declaration of Trust and any other applicable law to effect a complete dissolution of the Acquired Portfolio.

The Board has determined, with respect to the Portfolios, that the interests of Contractowners whose Contract values are invested in Class IB shares of those Portfolios will not be diluted as a result of the Reorganizations and that participation in the Reorganizations is in the best interests of each Portfolio and those Contractowners.

As each Portfolio is a separate series of the Trust, which is a Delaware business trust registered as an open-end management investment company and is subject to the same governing documents, there are no differences between the governing documents or laws applicable to each of the Acquiring Portfolios and the Acquired Portfolios. The Trust is governed by a Board of Trustees.

Each Reorganization Plan may be terminated and the Reorganization provided for therein may be abandoned at any time prior to the consummation of that Reorganization, before or after approval by the Shareholder of each Acquired Portfolio, if circumstances develop that, in the Board's opinion, make proceeding with that Reorganization inadvisable. Each Reorganization Plan provides that the Trust may waive compliance with any of the covenants or conditions made therein for the benefit of either Portfolio, other than the requirements that (i) the Reorganization Plan be approved by the Shareholder of the Acquired Portfolio and (ii) the Trust receive the opinion of its counsel that the Reorganization contemplated by that Plan will constitute a tax-free reorganization for federal income tax purposes.

The expenses of each Reorganization, including the cost of a proxy soliciting agent that has been retained, will be borne by Equitable and its affiliates. The costs of the proxy have been estimated at $110,000. Approval of each Reorganization Plan will require a majority of the shares of the respective Acquired Portfolio present at the meeting if a quorum is present at the Special Meeting. If the Reorganization Plan is not approved by the Shareholder of the Acquired Portfolio or is not consummated for any other reason, the Board will consider other possible courses of action. Please see the Voting Information section below for more information.

                     INDEMNIFICATION OF ACQUIRING PORTFOLIOS

In connection with each Reorganization, Equitable has agreed to indemnify each Acquiring Portfolio and its affiliates from and against losses that it may suffer as a result of any liabilities, whether absolute, accrued, contingent or otherwise, and to reimburse such Acquiring Portfolio and its affiliates for any reasonable legal or other costs and expenses incurred by it or its affiliates for any reasonable legal or other costs and expenses incurred by it or its affiliates in connection with discharging, investigating or defending against any such liability.

                   DESCRIPTION OF THE SECURITIES TO BE ISSUED

The Shareholder of each Acquired Portfolio will receive shares of the corresponding Acquiring Portfolio in accordance with the procedures provided for in each Reorganization Plan as described above. Each such share will be fully paid and nonassessable when issued and will have no preemptive or conversion rights.

The Trust has an unlimited number of authorized shares of beneficial interest, par value $0.01 per share. These authorized shares may be divided into series and classes thereof. The Declaration of Trust authorizes the Board to issue shares in different series. In addition, the

Declaration of Trust authorizes the Board to create new series and to name the rights and preferences of the shareholders of each of the series. The Board does not need additional shareholder action to divide the shares into separate series or classes or to name the shareholders' rights and preferences. The Acquired Portfolios and the Acquiring Portfolios are each series of the Trust. Currently, the Trust offers two classes of shares, Class IA and Class IB shares, which differ only in that Class IB shares are subject to a distribution plan adopted and administered pursuant to Rule 12b-1 under the 1940 Act ("Class IB Distribution Plan"). The Class IB Distribution Plan provides that the Trust, on behalf of each Portfolio, may pay annually up to 0.50% of the average daily net assets of a Portfolio attributable to its Class IB shares in respect of activities primarily intended to result in the sale of Class IB shares. However, under the Trust's distribution agreements with respect to the Class IB shares ("Distribution Agreements"), payments to the Distributors for activities pursuant to the Class IB Distribution Plan are limited to payments at an annual rate equal to 0.25% of average daily net assets of a Portfolio attributable to its Class IB shares.

                         REASONS FOR THE REORGANIZATIONS

The principal purpose of the Reorganizations is to provide a means by which the Contractowners whose Contract values are invested in each Acquired Portfolio, in combination with the respective Acquiring Portfolios, can pursue substantially similar investment objectives and policies in the context of a larger fund with potentially greater economies of scale and with a better performance record.

The Reorganizations are based on an analysis of the Acquired Portfolios, particularly their performance and cash flow goals, and a comparison with the Acquiring Portfolios. The Acquired Portfolios have remained small in comparison with other Portfolios and have not achieved the growth in assets that was originally anticipated. Equitable believes that the Acquired Portfolios will benefit from combination with larger Portfolios that have the same investment objectives Contractowners sought when they selected the Acquired Portfolios as an investment and substantially similar investment strategies.

In determining whether to approve each Reorganization Plan and recommend its approval to the Contractowners, the Board (including all of the disinterested trustees ("Independent Trustees") (with the advice and assistance of independent legal counsel)), made an inquiry into a number of matters and considered the following factors, among others: (1) expense ratios and available information regarding the fees and expenses of the Acquired Portfolios and corresponding Acquiring Portfolios (historical and pro forma); (2) the compatibility of the investment objectives, strategies, policies and restrictions of the corresponding Acquired Portfolios and Acquiring Portfolios; (3) the effects to the Acquired Portfolios of operating as larger asset pools; (4) the historical performance of the corresponding Acquired Portfolios and Acquiring Portfolios;
(5) Equitable's belief that the Acquired Portfolios were likely to remain small and encounter continuing difficulties in attracting assets; (6) the investment experience, expertise, resources and comparative past performance of the current Advisers to the Acquired Portfolios and the corresponding Acquiring Portfolios;
(7) the terms and conditions of each Reorganization Plan and whether the Reorganization described therein would result in dilution of Contractowner interests; (8) any direct and indirect costs to be incurred by the Acquired Portfolios or the Acquiring Portfolios as a result of the Reorganizations; (9) all expenses of the Reorganizations will be borne by Equitable and its affiliates; (10) the tax consequences of the Reorganizations; and (11) possible alternatives to the Reorganizations.

The Board also considered that Alliance Capital is an affiliate of the Manager. Thus, the portion of the management fee paid by the Manager to an unaffiliated adviser would be paid to its affiliate if each Reorganization is effected, and assets of Strategy Aggressive Portfolio, which are currently supervised by an unaffiliated adviser, will be supervised, in the context of Small Cap Growth Portfolio, by an affiliate following the Reorganization involving those Portfolios.

Additionally, the Board considered that Small Cap Growth Portfolio's annual expense ratio is slightly higher than the annual expense ratio of Strategy Aggressive Portfolio, which is subject to a voluntary expense cap. However, the Board noted that if the superior performance of Small Cap Growth Portfolio continues, it should offset the slightly higher expenses. Additionally, the Board noted that since Small Cap Growth Portfolio is a much larger fund than Strategy Aggressive Portfolio, there is a greater chance of the combined Portfolio benefiting from economies of scale, which could cause the total annual operating expenses of Small Cap Growth Portfolio to decrease. Strategy Aggressive Portfolio's annual expense ratio would increase significantly if the voluntary expense cap that expires on April 30, 2003 were not renewed. The Board noted that the actual total operating expenses of Small Cap Growth Portfolio are significantly lower than the actual operating expenses of Strategy Aggressive Portfolio.

In reaching the decision to recommend approval of each Reorganization Plan, the Board concluded that the participation of the respective Acquired Portfolio and the Acquiring Portfolio in each Reorganization is in the best interests of the Acquired Portfolios and the Acquiring Portfolios, as well as the best interests of those Contractowners with amounts allocated to the Acquired Portfolios, and that the interests of those Contractowners will not be diluted as a result of this transaction. The Board's conclusion was based on a number of factors, including the following:

     o Each Reorganization will permit the Contractowners whose contract values are invested in the Acquired Portfolio participating therein to pursue the same investment objective in the context of a larger fund immediately following consummation of the Reorganization. It is anticipated that each Acquiring Portfolio will more likely experience asset growth and more stable cashflow in the future than would have been the case for its corresponding Acquired Portfolio. This should enhance the ability of the Adviser to manage each Acquiring Portfolio with greater investment flexibility and with the attendant benefits of increased diversification.

     o The Adviser to each Acquiring Portfolio has substantial experience in managing investment vehicles with substantially similar investment objectives, strategies, policies and techniques as those of the corresponding Acquired Portfolio. The performance of each Acquiring Portfolio in the same category of funds has been superior to that of the corresponding Acquired Portfolio.

     o The actual total annual operating expenses of U.S. Equity Portfolio is materially lower than the actual total annual operating expenses of New Dimensions

         Portfolio. Equitable has entered into voluntary Expense Limitation Agreements with each Portfolio to cap total annual operating expenses at identical levels.

The Trustees, including the Independent Trustees, voted unanimously to approve each Reorganization and to recommend that the Contractowners whose Contract values are invested in each Acquired Portfolio also approve their respective Reorganization.

         FEDERAL INCOME TAX CONSEQUENCES OF THE PROPOSED REORGANIZATIONS

Each Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under section 368(a) of the Internal Revenue Code, as amended (the "Code").

As a condition to the consummation of each Reorganization, the Trust will receive an opinion from Kirkpatrick & Lockhart LLP to the effect that, based on the facts and assumptions stated therein as well as certain representations of the Trust, for federal income tax purposes, with respect to each Reorganization:
(1) the Reorganization will qualify as a "reorganization" (within the meaning of section 368(a)(1) of the Code), and each of the Acquired Portfolio and the Acquiring Portfolio participating therein will be a "party to a reorganization" (within the meaning of section 368(b) of the Code); (2) neither that Acquired Portfolio nor that Acquiring Portfolio will recognize gain or loss on the transfer of all of the assets of that Acquired Portfolio to that Acquiring Portfolio in exchange solely for Class IB shares of that Acquiring Portfolio and its assumption of that Acquired Portfolio's liabilities or on the distribution of those shares to the Shareholder in exchange for all its Acquired Portfolio shares; (3) the Shareholder will not recognize any gain or loss on the exchange of the Shareholder's Acquired Portfolio shares for those Acquiring Portfolio shares; (4) the holding period and tax basis of that Acquiring Portfolio's shares received by the Shareholder pursuant to the Reorganization will include the holding period, and will be the same as the tax basis, of the Acquired Portfolio's shares the Shareholder holds immediately prior to the Reorganization (provided the Shareholder holds the shares as a capital asset on the date of the Reorganization); and (5) that Acquiring Portfolio's holding period and tax basis of the assets that Acquired Portfolio transfers to it will include that Acquired Portfolio's holding period, and will be the same as that Acquiring Portfolio's tax basis, of those assets immediately prior to the Reorganization.

Notwithstanding clauses (2) and (5), each such opinion may state that no opinion is expressed as to the effect of the Reorganization on the participating Portfolios or the Shareholder with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

The foregoing description of the federal income tax consequences of the Reorganization does not take into account the particular circumstances of any Contractowner. If the Reorganization fails to meet the requirements of section 368(a), the Shareholder could recognize a gain or loss on the transaction. Contractowners are therefore urged to consult their tax advisers as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, foreign and other taxes.

   RIGHTS OF SHAREHOLDERS OF THE ACQUIRED PORTFOLIOS AND ACQUIRING PORTFOLIOS

There are no differences between the rights of the Shareholder as a holder of the Acquired Portfolios and the rights of the Shareholder as a holder of the Acquiring Portfolios. As each Portfolio is a separate series of the Trust, which is a Delaware business trust registered as an open-end management investment company and is subject to the same governing documents, there are no differences between the governing documents or laws applicable to each of the Acquiring Portfolios and the Acquired Portfolios. You should refer to the Trust's Prospectus and SAI dated May 1, 2001 for further information.

                                 CAPITALIZATION

The following tables show the capitalization of each Acquired Portfolio and each Acquiring Portfolio as of December 31, 2001, and of each Acquiring Portfolio on a pro forma combined basis as of that date, giving effect to the proposed acquisition by the Acquiring Portfolio of the assets and liabilities of the corresponding Acquired Portfolio at net asset value.

                 STRATEGY AGGRESSIVE/SMALL CAP GROWTH PORTFOLIOS

                                                                        NET ASSET VALUE               SHARES
                                                 NET ASSETS                PER SHARE                OUTSTANDING
                                          ----------------------------------------------------------------------------
STRATEGY AGGRESSIVE PORTFOLIO
         Class IA                                   N/A                       N/A                    N/A
         Class IB                               $20,138,828                  $4.15                4,857,510

SMALL CAP GROWTH PORTFOLIO
         Class IA                               $461,311,619                 $12.90              35,754,241
         Class IB                               $387,833,022                 $12.75              30,413,078

PRO FORMA - SMALL CAP GROWTH PORTFOLIO
INCLUDING STRATEGY AGGRESSIVE PORTFOLIO
         Class IA
         Class IB                               $461,311,619                 $12.90              35,754,241
                                                $407,971,852                 $12.75              31,997,792

                      NEW DIMENSIONS/U.S. EQUITY PORTFOLIOS

                                                                        NET ASSET VALUE               SHARES
                                                 NET ASSETS                PER SHARE                OUTSTANDING
                                          ----------------------------------------------------------------------------
NEW DIMENSIONS PORTFOLIO
         Class IB                               $18,808,981                  $7.01                    2,682,781

U.S. EQUITY PORTFOLIO
         Class IB                               $198,364,471                 $10.22                  19,410,081

PRO FORMA - U.S. EQUITY PORTFOLIO
INCLUDING NEW DIMENSIONS PORTFOLIO
         Class IB                               $217,173,452                 $10.22                  21,249,849

            ADDITIONAL INFORMATION ABOUT EQUITABLE AND THE PORTFOLIOS

                           INFORMATION ABOUT EQUITABLE

AXA Funds Management Group, a unit of Equitable ("AXA FMG" or the "Manager"), 1290 Avenue of the Americas, New York, New York 10104, currently serves as the Manager of the Trust. Equitable is a wholly owned subsidiary of AXA Financial, Inc., a subsidiary of AXA, a French insurance holding company.

As Manager, AXA FMG has a variety of responsibilities for the general management and administration of the Trust and the Portfolios, including the selection of Advisers. AXA FMG plays an active role in monitoring each Portfolio and Adviser by using systems to strengthen its evaluation of performance, style, risk levels, diversification and other criteria. AXA FMG also monitors each Adviser's portfolio management team to determine whether its investment activities remain consistent with the Portfolios' investment style and objectives.

Beyond performance analysis, AXA FMG monitors significant changes that may impact the Adviser's overall business. AXA FMG monitors continuity in the Adviser's operations and changes in investment personnel and senior management. AXA FMG performs annual due diligence reviews with each Adviser.

In its capacity as Manager, AXA FMG has access to detailed, comprehensive information concerning Portfolio and Adviser performance and Portfolio operations. A team is responsible for conducting ongoing investment reviews with each Adviser and for developing the criteria by which Portfolio performance is measured.

AXA FMG selects Advisers from a pool of candidates, including its affiliates, to manage the Portfolios. AXA FMG may add to, dismiss or substitute for the Advisers responsible for managing a Portfolio's assets subject to the approval of the Trust's Board of Trustees. AXA FMG also has discretion to allocate each Portfolio's assets among the Portfolio's Advisers. AXA FMG recommends Advisers for each Portfolio to the Trust's Board of Trustees based upon its continuing quantitative and qualitative evaluation of each Adviser's skills in managing assets pursuant to specific investment styles and strategies. Short-term investment performance, by itself, is not a significant factor in selecting or terminating an Adviser, and AXA FMG does not expect to recommend frequent changes of Advisers. AXA FMG has received an exemptive order from the SEC to permit it and the Trust's Board of Trustees to select and replace Advisers and to amend the advisory agreements between AXA FMG and the Advisers without obtaining shareholder approval. Accordingly, AXA FMG is able, subject to the approval of the Trust's Board of Trustees, to appoint and replace Advisers and to amend advisory agreements without obtaining shareholder approval. In such circumstances, shareholders would receive notice of such action. However, AXA FMG may not enter into an advisory agreement with an "affiliated person" of Equitable (as that term is defined in Section 2(a)(3) of the 1940 Act) ("Affiliated Adviser") such as Alliance Capital, unless the advisory agreement with the Affiliated Adviser, including compensation, is also approved by the affected Portfolio's shareholders.

           INFORMATION ABOUT THE ADVISERS TO THE ACQUIRING PORTFOLIOS

Adviser to Small Cap Growth Portfolio
-------------------------------------

ALLIANCE CAPITAL MANAGEMENT, L.P. ("Alliance Capital"), 1345 Avenue of the Americas, New York, New York 10105. Alliance Capital has been the Adviser to the Portfolio and its predecessor registered investment company since the predecessor commenced operations. Alliance Capital manages investments for investment companies, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations.

BRUCE ARONOW has been responsible for the day-to-day management of the Portfolio since February 2000. Mr. Aronow is a Senior Vice President of Alliance Capital and has been associated with Alliance Capital since May 1999. Prior thereto, he had been associated with Invesco since May 1998, and before that a Vice President of Chancellor LGT Asset Management since 1996.

Adviser to U.S. Equity Portfolio
--------------------------------

CAPITAL GUARDIAN TRUST COMPANY ("Capital Guardian"), 333 South Hope Street, Los Angeles, CA 90071. Capital Guardian has been providing investment management services since 1968 and has been the Adviser to the Portfolio since it commenced operations. The day-to-day investment management decisions for the Portfolio are made by a team of portfolio managers at Capital Guardian.

                  PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

The Acquired Portfolios and the Acquiring Portfolios have the same procedures for purchasing shares. Each of the Portfolios offers its shares to the separate accounts of life insurance companies ("Accounts"). Shares of each of the Portfolios are offered and redeemed at their net asset value without any sales load.

All redemption requests will be processed and payment with respect thereto will normally be made within seven days after tender. The Portfolios reserve the right to suspend or change the terms of purchasing or selling shares.

The Trust may suspend the right of redemption for any period during which the New York Stock Exchange is closed (other than a weekend or holiday) or during which trading is restricted by the SEC or the SEC declares that an emergency exists. Redemptions may also be suspended during other periods permitted by the SEC for the protection of the Trust's shareholders. A Portfolio may pay the redemption price in whole or part by a distribution in kind of readily marketable securities in lieu of cash or may take up to seven days to pay a redemption request in order to raise capital, when it is detrimental for a Portfolio to make cash payments as determined in the sole discretion of Equitable.

These Portfolios are not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of each of the Portfolios. These kinds of strategies and transfer activities are disruptive to the Portfolios. If the Trust determines that your transfer patterns among the Portfolios are disruptive to the Portfolios, it may, among other things, restrict the availability of personal telephone requests, fax transmissions, automated telephone services, Internet services or any electronic transfer services.

The Trust may also refuse to act on transfer instructions of an agent acting under a power of attorney who is acting on behalf of more than one owner.

The Trust currently considers transfers into and out of (or vice versa) a Portfolio within a five-business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, the Trust monitors the frequency of transfers, including the size of transfers in relation to portfolio assets, in each Portfolio, and it takes appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when the Trust considers the activity of owners to be disruptive. The Trust currently gives additional individualized notice, to owners who have engaged in such activity, of its intention to restrict such services. However, the Trust may not continue to give such individualized notice. The Trust may also, in its sole discretion and without further notice, change what it considers disruptive transfer activity, as well as change its procedures to restrict this activity.

The Portfolios generally distribute most or all of their net investment income and their net realized gains, if any, annually. Dividends and other distributions are automatically reinvested at net asset value in shares of the Portfolios.

                               DISTRIBUTION POLICY

The Trust offers two classes of shares on behalf of each Portfolio: Class IA shares and Class IB shares. AXA Advisors, LLC ("AXA Advisors") serves as one of the distributors for the Class IB shares of the Trust offered by this Prospectus as well as one of the distributors for the Class IA shares. AXA Distributors, LLC ("AXA Distributors") serves as the other distributor for the Class IB shares of the Trust as well as the Class IA shares. Both classes of shares are offered and redeemed at their net asset value without any sales load. AXA Advisors and AXA Distributors are affiliates of Equitable. Both AXA Advisors and AXA Distributors are registered as broker-dealers under the 1934 Act and are members of the National Association of Securities Dealers, Inc.

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act for the Trust's Class IB shares. Under the Class IB Distribution Plan, the Class IB shares of the Trust pay each of the distributors an annual fee to compensate them for promoting, selling and servicing shares of the Portfolios. The annual fees equal 0.25% of each Portfolio's average daily net assets. Because these fees are paid out of the Portfolio's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

                              HOW ASSETS ARE VALUED

"Net asset value" is the price of one share of a Portfolio without a sales charge, and is calculated each business day using the following formula:

NET ASSET VALUE =

        TOTAL MARKET          CASH AND OTHER
     VALUE OF SECURITIES  +       ASSETS        -  LIABILITIES
--------------------------------------------------------------------------------
                       NUMBER OF SHARES OUTSTANDING

The net asset value of Portfolio shares is determined according to this schedule:

     o A share's net asset value is determined as of the close of regular trading on the New York Stock Exchange ("Exchange") on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern Time.

     o The price for purchasing or redeeming a share will be based upon the net asset value next calculated after an order is placed by an insurance company or qualified retirement plan.

     o A Portfolio heavily invested in foreign securities may have net asset value changes on days when shares cannot be purchased or sold.

Generally, Portfolio securities are valued as follows:

     o EQUITY SECURITIES - most recent sales price or if there is no sale, latest available bid price.

     o DEBT SECURITIES (OTHER THAN SHORT-TERM OBLIGATIONS) - based upon pricing service valuations.

     o SHORT-TERM OBLIGATIONS - amortized cost (which approximates market value).

     o SECURITIES TRADED ON FOREIGN EXCHANGES - most recent sales or bid price on the foreign exchange or market, unless a significant event occurs after the close of that market or exchange that may materially affect its value. In that case, fair value as determined by or under the direction of the Board of Trustees of the Trust at the close of regular trading on the Exchange.

     o OPTIONS - last sales price or, if not available, previous day's sales price. However, if the bid price is higher or the asked price is lower than the previous day's last sales price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued according to fair value methods.

     o FUTURES - last sales price or, if there is no sale, latest available bid price.

     o OTHER SECURITIES - other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued at their fair value under the direction of the Board of Trustees of the Trust.

The effect of fair value pricing as described above is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trust's Board of Trustees believes reflects fair value. This policy is intended to assure that the Portfolio's net asset value fairly reflects security values as of the time of pricing.

        TAX CONSEQUENCES OF BUYING, SELLING AND HOLDING PORTFOLIO SHARES

Each Portfolio of the Trust is treated as a separate entity and intends to continue to qualify to be treated as a regulated investment company for federal income tax purposes. Regulated investment companies are not taxed at the entity (Portfolio) level to the extent they pass through their income and gains to their shareholders by paying dividends. A Portfolio will be treated as a regulated investment company if it meets specified federal income tax rules, including types of investments, limits on investments, types of income, and dividend payment requirements. Although the Trust intends that each Portfolio will be operated to have no federal tax liability, if they have any federal tax liability, it could hurt the investment performance of the Portfolio in question. Also, any Portfolio investing in foreign securities or holding foreign currencies could be subject to foreign taxes, which could reduce the investment performance of the Portfolio.

It is important for each Portfolio to maintain its regulated investment company status because the shareholders of the Portfolio that are insurance company separate accounts will then be able to use a favorable investment diversification testing rule in determining whether the Contracts indirectly funded by the Portfolio meet tax qualification rules for those accounts. If a Portfolio fails to meet specified investment diversification requirements, owners of non-pension plan Contracts funded through the Trust could be taxed immediately on the accumulated investment earnings under their Contracts and could lose any benefit of tax deferral. Equitable, in its capacity as Administrator and Manager, therefore carefully monitors compliance with all of the regulated investment company rules and variable insurance contract investment diversification rules.

Contract owners seeking to understand the tax consequences of their investment should consult with their tax advisers or the insurance company that issued their variable product or refer to their Contract prospectus.

                              FINANCIAL HIGHLIGHTS
             (Notes to Financial Highlights follow the second table)

               SMALL CAP GROWTH PORTFOLIO FINANCIAL HIGHLIGHTS(1)

                                                                                  CLASS IB
                                                 ----------------------------------------------------------------------------
                                                           YEAR ENDED DECEMBER 31,                         MAY 1, 1997(2) TO
                                                 ------------------------------------------------------      DECEMBER 31,
                                                  2001            2000            1999            1998          1997
                                                 ------          ------          ------          ------         ------
Net asset value, beginning of
   period ................................       $14.92          $15.03          $11.79          $12.34         $10.00
                                                 ------          ------          ------          ------         ------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income
   (loss) ................................        (0.08)          (0.11)          (0.08)          (0.02)         (0.01)
Net realized and unrealized gain
   (loss) on investments .................        (1.88)           1.97            3.32           (0.53)          2.65
                                                 ------          ------          ------          ------         ------
Total from investment operations .........        (1.96)           1.86            3.24           (0.55)          2.64
                                                 ------          ------          ------          ------         ------
LESS DISTRIBUTIONS:
Dividends from net investment
   income ................................           --              --              --              --             --
Distributions from realized gains ........        (0.21)          (1.97)             --              --          (0.30)
                                                 ------          ------          ------          ------         ------
Total dividends and distributions ........        (0.21)          (1.97)             --              --          (0.30)
                                                 ------          ------          ------          ------         ------
Net asset value, end of period ...........       $12.75          $14.92          $15.03          $11.79         $12.34
                                                 ======          ======          ======          ======         ======
Total return .............................       (13.28)%         13.78%          27.46%          (4.44%)        26.57%(4)
                                                 ======          ======          ======          ======         ======

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's) ........     $387,833        $360,635        $162,331        $112,254        $46,324
Ratio of expenses to average net
   assets ................................         1.06%           1.09%           1.20%           1.20%          1.15%(3)
Ratio of net investment income
   (loss) to average net assets ..........        (0.74)%         (0.62)%         (0.65)%         (0.17)%        (0.12)%(3)
Portfolio turnover rate ..................          110%            142%            221%             94%            96%

                   U.S. EQUITY PORTFOLIO FINANCIAL HIGHLIGHTS

                                                                                         CLASS IB
                                                          ---------------------------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                          -------------------------------------         MAY 1, 1999(2) TO
                                                             2001                    2000               DECEMBER 31, 1999
                                                            ------                  ------                   ------
Net asset value, beginning of period........                $10.46                  $10.32                   $10.00
                                                            ------                  ------                   ------
   INCOME FROM INVESTMENT OPERATIONS:
   Net investment income....................                  0.03                    0.05                     0.02
   Net realized and unrealized gain (loss) on
     investments and foreign currency
     transactions...........................                 (0.24)                   0.30                     0.35
                                                            ------                  ------                   ------
   Total from investment operations.........                 (0.21)                   0.35                     0.37
                                                            ------                  ------                   ------
   LESS DISTRIBUTIONS:
   Dividends from net investment income.....                 (0.03)                  (0.05)                   (0.02)
   Distributions from realized gains........                    --#                  (0.11)                   (0.02)
   Distributions in excess of realized gains                    --                   (0.05)                   (0.01)
                                                            ------                  ------                   ------
   Total dividends and distributions........                 (0.03)                  (0.21)                   (0.05)
                                                            ------                  ------                   ------
Net asset value, end of period..............                $10.22                  $10.46                   $10.32
                                                            ======                  ======                   ======
Total return................................                 (2.01)%                  3.56%                    3.76%(4)
                                                            ======                  ======                   ======
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's)...........              $198,364                $136,485                  $67,472
Ratio of expenses to average net assets after
     waivers................................                  0.95%                   0.95%                    0.95%(3)
Ratio of expenses to average net assets
     before waivers(5)......................                  1.01%                   1.01%                    1.23%(3)
Ratio of net investment income to average net
     assets after waivers...................                  0.32%                   0.60%                    0.63%(3)
Ratio of net investment income to average net
     assets before waivers(5)...............                  0.26%                   0.54%                    0.35%(3)
Portfolio turnover rate.....................                    36%                     43%                      50%
Effect of voluntary expense limitation during
     the period: (5)

Per share benefit to net investment income..                    --#                  $0.01                    $0.01

Notes to Financial Highlights:
------------------------------

(1) On October 18, 1999, this Portfolio received, through a substitution transaction, the assets and liabilities of the Hudson River Trust Portfolio that followed the same investment objectives as this Portfolio. The information from January 1, 1999 through October 17, 1999 is that of the predecessor Hudson River Trust Portfolio. Information for the year ended December 31, 1999 includes the results of operations of the predecessor Hudson River Trust Portfolio from January 1, 1999 through October 17, 1999. For periods through December 31, 2000, net investment income and capital changes per share are based on monthly average shares outstanding.

(2)  Inception date for Portfolio.

(3)  Annualized.

(4)  Total return is not annualized.

(5) The Manager has agreed to waive or limit its fees and to assume other expenses so that the total annual operating expenses (excluding the 0.25% annual fee under the Trust's Class IB Distribution Plan) of U.S. Equity Portfolio are limited to 0.70% of the average daily net assets of the Portfolio.

                               VOTING INFORMATION

                                  VOTING RIGHTS

Contractowners with amounts allocated to Strategy Aggressive Portfolio or New Dimensions Portfolio at the close of business on May 1, 2002 ("Record Date") will be entitled to be present and give voting instructions for the applicable Portfolio(s) at the Special Meeting with respect to shares attributable to their Contracts as of the Record Date. Equitable will vote the shares for which it receives timely voting instructions from Contractowners in accordance with those instructions.

Each whole share of an Acquired Portfolio is entitled to one vote as to each matter with respect to which it is entitled to vote, as described above, and each fractional share is entitled to a proportionate fractional vote. Votes cast by proxy or in person by the Shareholder at the Special Meeting will be counted by persons appointed as election inspectors for the Special Meeting. As of the Record Date, there were the following number of issued and outstanding Class IB shares of each Acquired Portfolio:

                                                     NUMBER OF CLASS
                   PORTFOLIOS                           IB SHARES
         Strategy Aggressive Portfolio               [_____________]
         New Dimensions Portfolio                    [_____________]


                            REQUIRED SHAREHOLDER VOTE

Approval of each Reorganization Plan requires the vote of a majority of the shares of the respective Acquired Portfolio present at the Special Meeting, as defined by the 1940 Act, if a quorum is present at the Special Meeting. A "majority of the outstanding voting securities" of the Portfolio as defined in the 1940 Act, means the lesser of (A) 67% or more of the shares of the Portfolio present at a meeting, if the holders of more than 50% of the outstanding shares of the Portfolio are present or are represented by proxy, or (B) more than 50% of the outstanding shares of the Portfolio. The Declaration of Trust defines a "quorum" as 33 1/3 percent of the shares entitled to vote. If a voting instruction card is not marked to indicate voting instructions but is signed, dated and returned, it will be treated as an instruction to vote, as appropriate, the shares in favor of the proposal. If a Contractowner abstains from voting as to any matter, the shares represented by the abstention will be deemed present at the Special Meeting for purposes of determining a quorum.

To the knowledge of the Trust, as of the Record Date, no current Trustee owns 1% or more of the outstanding shares of Strategy Aggressive Portfolio or New Dimensions Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of Strategy Aggressive Portfolio and less than 1% of the shares of New Dimensions Portfolio.

Equitable may be deemed to be a control person of the Trust by virtue of its direct or indirect ownership of 99.9% of the Trust's shares as of the Record Date. Equitable is located at 1290 Avenue of the Americas, New York, New York 10104 and is organized under the laws of New York. Equitable is a wholly-owned subsidiary of AXA Financial, Inc., itself a wholly-owned subsidiary of AXA, a French insurance holding company. Appendix D hereto lists the persons that, as of the Record Date, owned beneficially or of record 5% or more of the outstanding shares of any Class of any Acquiring Portfolio or any Acquired Portfolio.

                       SOLICITATION OF VOTING INSTRUCTIONS

Solicitation of voting instructions is being made primarily by the mailing of this Notice and Proxy Statement/Prospectus with its enclosures on or about May 28, 2002. In addition to the solicitation of voting instructions by mail, employees of the Trust and its affiliates, without additional compensation, may solicit voting instructions in person or by telephone, telegraph, fax, or oral communication. Employees of Equitable and its subsidiaries as well as officers and agents of the Trust may solicit voting instruction cards.

Equitable will vote the shares for which Equitable receives timely voting instructions from Contractowners in accordance with those instructions. Equitable will vote shares attributable to Contracts for which Equitable is the Contractowner for each proposal. Shares in each investment division of a Separate Account for which Equitable receives no timely voting instructions from Contractowners, or which are attributable to amounts retained by Equitable as surplus or seed money, will be voted by Equitable for or against approval of the proposal, or as an abstention, in the same proportion as the shares for which Contractowners (other than Equitable) have provided voting instructions to Equitable.

Voting instructions executed by a Contractowner may be revoked at any time prior to the Shareholder voting the shares represented thereby by the Contractowner providing the Shareholder with a properly executed written revocation of such voting instructions, or by the Contractowner providing the Shareholder with proper later-dated voting instructions by telephone or by the Internet. In addition, any Contractowner who attends the Special Meeting in person may provide voting instructions by voting instruction card at the Meeting, thereby canceling any voting instruction previously given. Proxies executed by the Shareholder may be revoked at any time before they are exercised by a written revocation duly received, by properly executing a later-dated proxy or by attending the meeting and voting in person, by telephone or by the Internet. The Trust expects that information statements and voting instruction cards, prepared for use by Equitable, as the sole Shareholder of Strategy Aggressive Portfolio and New Dimensions Portfolio, as well as this Proxy Statement/Prospectus, will be mailed to the Contractowners by Equitable on or about May 28, 2002 in order to obtain voting instructions from the Contractowners.

The Shareholder will vote as directed by the voting instruction card, but in the absence of voting instructions in any voting instruction card that is signed and returned, the Shareholder intends to vote "FOR" the applicable proposal(s) and may vote in its discretion with respect to other matters not now known to the Board that may be presented at the Special Meeting.

PROXY SOLICITATION. The costs of the Special Meeting, including the costs of solicitation of proxies and voting instructions (estimated at $110,000), will be allocated in its entirety to Equitable and its affiliates. The Trust has engaged the services of ALAMO direct ("Alamo") to assist it in the solicitation of proxies for the Special Meeting. The principal solicitation will be by mail, but voting instructions also may be solicited by telephone, personal interview by officers or agents of the Trust or the Internet. Alamo will be paid no more than $25,000 for proxy solicitation services. Contractowners can provide voting instructions: (1) by Internet at our website at https://vote.proxy-direct.com
(2) by telephone at (800) 597-7836; (3) by fax at (888) 796-9932; or (4) by
mail, with the enclosed voting instruction card.

                                   ADJOURNMENT

If sufficient votes in favor of any Proposal are not received by the time scheduled for the Special Meeting, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any adjournment will require the affirmative vote of a majority of the votes cast on the question in person or by proxy at the session of the Special Meeting to be adjourned. If the Meeting is adjourned with respect to one Proposal, any other Proposal may still be acted on by the Shareholder. The Shareholder will vote in favor of such adjournment those proxies that it is entitled to vote in favor of the Proposal. The Shareholder will vote against the adjournment those proxies required to be voted against the Proposal. Equitable and its affiliates will pay the costs of any additional solicitation and any adjourned session.

                OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING

The Trust does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxyholders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS. The Trust is not required to hold regular Shareholder meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy, or if otherwise deemed advisable by the Trust's management. Therefore, it is not practicable to specify a date by which proposals must be received in order to be incorporated in an upcoming proxy statement for a meeting of shareholders.

                             ADDITIONAL INFORMATION

Additional information regarding the Acquiring Portfolios and the Acquired Portfolios can be found in the Trust's Prospectus dated May 1, 2002 and the Trust's Statement of Additional Information ("SAI") dated May 1, 2002. Additional financial information can also be found in the Annual Report of the Trust for the fiscal year ended December 31, 2001, including financial statements. THE TRUST WILL FURNISH, WITHOUT CHARGE, TO ANY CONTRACTOWNER, UPON REQUEST, A COPY OF THE CURRENT PROSPECTUS, SAI OR THE 2001 ANNUAL REPORT. SUCH REQUESTS MAY BE DIRECTED TO THE TRUST BY WRITING TO 1290 AVENUE OF THE AMERICAS, NEW YORK, NEW YORK 10104, OR BY CALLING 1-800-528-0204.

IN ORDER THAT PRESENCE OF A QUORUM AT THE SPECIAL MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED VOTING INSTRUCTION CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

THE BOARD, INCLUDING THE INDEPENDENT TRUSTEES, UNANIMOUSLY RECOMMENDS THAT CONTRACTOWNERS INSTRUCT THE SHAREHOLDER TO VOTE "FOR" EACH PROPOSAL. IF EXECUTED BUT UNMARKED VOTING INSTRUCTIONS ARE RECEIVED, THE SHAREHOLDER WILL VOTE THOSE UNMARKED VOTING INSTRUCTIONS IN FAVOR OF THE PROPOSAL.


                                                 Patricia Louie,
                                                 Secretary

May ___, 2002
1290 Avenue of the Americas
New York, New York  10104

                                   APPENDIX A

                     PLAN OF REORGANIZATION AND TERMINATION

THIS PLAN OF REORGANIZATION AND TERMINATION ("Plan") is made as of this ___ day of _____, 2002, by EQ Advisors Trust, a Delaware business trust ("Trust"), with its principal place of business at 1290 Avenue of the Americas, New York, New York 10104, on behalf of the EQ/Alliance Small Cap Growth Portfolio ("Acquiring Portfolio") and the EQ/AXP Strategy Aggressive Portfolio ("Acquired Portfolio"), each a segregated portfolio of assets ("series") of the Trust (each a "Portfolio").

The Trust wishes to effect a reorganization described in section 368(a)(1) of the Internal Revenue Code of 1986, as amended ("Code"), and intends this Plan to be, and adopts it as, a "plan of reorganization" within the meaning of the regulations under the Code ("Regulations"). The reorganization will consist of the transfer of all assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for voting shares of beneficial interest in the Acquiring Portfolio, the assumption by the Acquiring Portfolio of all liabilities of the Acquired Portfolio, and the distribution of those shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio (all the foregoing transactions being referred to herein collectively as the "Reorganization"), all on the terms and conditions hereinafter set forth in this Plan.

The Trustees of the Trust -- a trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware and duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act") -- have determined that the Reorganization is in the best interests of each Portfolio and its shareholders and that the interests of the existing shareholders of each Portfolio would not be diluted as a result of the Reorganization.

     The Acquired Portfolio has a single outstanding class of shares -- Class IB common shares of beneficial interest ($0.01 par value per share) ("Acquired Portfolio Shares"). The Acquiring Portfolio's outstanding shares are divided into two classes, including Class IB common shares of beneficial interest ($0.01 par value per share) ("Acquiring Fund Shares"). Only the Acquiring Portfolio's Class IB shares (the Acquiring Fund Shares), which are substantially similar to the Acquired Portfolio Shares, are involved in the Reorganization.

1.   PLAN OF REORGANIZATION AND TERMINATION

1.1 Subject to the requisite approval of the Acquired Portfolio's shareholders and the other terms and conditions herein set forth, the Acquired Portfolio shall assign, convey, transfer, and deliver all of its assets described in paragraph 1.2 to the Acquiring Portfolio. In exchange therefor, the Acquiring Portfolio shall -

     (a) issue and deliver to the Acquired Portfolio the number of full and fractional (rounded to the third decimal place) Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio's net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and

     (b) assume all liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.

     Such transactions shall take place at the closing provided for in paragraph 3.1 ("Closing").

1.2 The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property owned by the Acquired Portfolio (including all cash, securities, commodities, futures interests, interest and dividends receivable, claims and rights of action, rights to register shares under applicable securities laws, and books and records, and any deferred or prepaid expenses shown as an asset on its books) on the closing date provided for in paragraph 3.1 ("Closing Date") (collectively, "Assets").

1.3 The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume all liabilities, debts, obligations, and duties of whatever kind or nature of the Acquired Portfolio, whether absolute, accrued, contingent, or otherwise, known or unknown, existing at the Valuation Date defined in paragraph
2.1 (collectively, "Liabilities").

1.4 On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.5 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to its shareholders of record, determined as of immediately after the close of business on the Closing Date ("Acquired Portfolio Shareholders"), on a pro rata basis, the Acquiring Portfolio Shares received by the Acquired Portfolio pursuant to paragraph 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of Acquiring Portfolio Shares to be so credited to each Acquired Portfolio Shareholder shall be equal to the aggregate net asset value of the Acquired Portfolio Shares owned by such Acquired Portfolio Shareholder on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on its books. The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio Shares in connection with the Reorganization.

1.6 Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's Transfer Agent (as defined in paragraph 3.3).

1.7 Any reporting responsibility of the Acquired Portfolio, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain Acquired Portfolio's responsibility.

2.   VALUATION

2.1 The value of the Assets shall be their value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the Trust's then-current prospectus and statement of additional information and valuation procedures established by the Trust's Board of Trustees.

2.2 The net asset value of an Acquiring Portfolio Share shall be its net asset value computed as of the Valuation Date, using the valuation procedures set forth in the Trust's then-current prospectus and statement of additional information and valuation procedures established by the Trust's Board of Trustees.

2.3 All computations of value shall be made by The Equitable Life Assurance Society of the United States ("Equitable"), in its capacity as administrator for the Trust, and shall be subject to confirmation by the Trust's independent accountants.

3.   CLOSING AND CLOSING DATE

3.1 Unless the Trust determines otherwise, the Closing Date shall be July 12, 2002, and all acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other place as the Trust determines.

3.2 The Trust shall direct The JPMorgan Chase Bank, as custodian for the Acquired Portfolio ("Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (a) the Assets have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio's portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Portfolio's Assets are deposited and the Custodian, the Acquired Portfolio's Assets deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3 The Trust shall direct Equitable, in its capacity as the Trust's transfer agent ("Transfer Agent"), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Acquired Portfolio Shares owned by each such shareholder immediately prior to the Closing.

3.4 If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of either Portfolio (each, an "Exchange") is closed to trading or trading thereupon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees of the Trust, accurate appraisal of the value of the net assets of either Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading has been fully resumed and reporting has been restored.

4.   CONDITIONS PRECEDENT

4.1 The Trust's obligation to implement this Plan on the Acquiring Portfolio's behalf shall be subject to satisfaction of the following conditions at or before the Closing Date:

     (a) The Acquired Portfolio is duly organized as a series of the Trust;

     (b) On the Closing Date, the Trust, on behalf of the Acquired Portfolio, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Trust, on behalf of the Acquiring Portfolio, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended ("1933 Act");

     (c) The Acquired Portfolio is not engaged currently, and the execution, delivery, and performance of this Plan will not result, in (1) a material violation of the Trust's Amended and Restated Agreement and Declaration of Trust ("Declaration of Trust") or By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound, or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound;

     (d) All material contracts and other commitments of the Acquired Portfolio (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Portfolio on or prior to the Closing Date;

     (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust with respect to the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Portfolio, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

     (f) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2001, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (g) Since December 31, 2001, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subparagraph, a decline in net asset value per Acquired Portfolio Share due to declines in market values of securities held by the Acquired Portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change;

     (h) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (i) The Acquired Portfolio is a "fund" as defined in section 851(g)(2) of the Code; for each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company ("RIC"), has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date; the Assets will be invested at all times through the Closing Date in a manner that ensures compliance with the foregoing; and the Acquired Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

     (j) All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3; and the Acquired Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquired Portfolio Shares, nor is there outstanding any security convertible into any Acquired Portfolio Shares;

     (k) The Acquired Portfolio incurred the Liabilities in the ordinary course of its business;

     (l) The Acquired Portfolio is not under the jurisdiction of a court in a "title 11 or similar case" (within the meaning of section 368(a)(3)(A) of the Code);

     (m) During the five-year period ending on the Closing Date, (1) neither the Acquired Portfolio nor any person "related" (as defined in section 1.368-1(e)(3) of the Regulations) to it will have acquired Acquired Portfolio Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Portfolio Shares or Acquired Portfolio Shares, except for shares redeemed in the ordinary course of the Acquired Portfolio's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (2) no distributions will have been made with respect to Acquired Portfolio Shares, other than normal, regular dividend distributions made pursuant to Acquired Portfolio's historic dividend-paying practice that qualify for the deduction for dividends paid (as defined in section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code; and

     (n) Not more than 25% of the value of Acquired Portfolio's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers.

4.2 The Trust's obligation to implement this Plan on the Acquired Portfolio's behalf shall be subject to satisfaction of the following conditions on or before the Closing Date:

     (a) The Acquiring Portfolio is duly organized as a series of the Trust;

     (b) No consideration other than Acquiring Portfolio Shares (and the Acquiring Portfolio's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

     (c) The Acquiring Portfolio is not engaged currently, and the execution, delivery, and performance of this Plan will not result, in (1) a material violation of the Declaration of Trust or the Trust's By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound, or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

     (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust with respect to the Acquiring Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquiring Portfolio, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

     (e) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Portfolio at December 31, 2001, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (f) Since December 31, 2001, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subparagraph, a decline in net asset value per Acquiring Portfolio Share due to declines in market values of securities held by the Acquiring Portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio shall not constitute a material adverse change;

     (g) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (h) The Acquiring Portfolio is a "fund" as defined in section 851(g)(2) of the Code; for each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a RIC, has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code; and the Acquiring Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

     (i) All issued and outstanding Acquiring Portfolio Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and the Acquiring Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

     (j) The Acquiring Portfolio has no plan or intention to issue additional Acquiring Portfolio Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does the Acquiring Portfolio, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning on the Closing Date, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Portfolio Shares, any Acquiring Portfolio Shares issued to the

Acquired Portfolio Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

     (k) Following the Reorganization, the Acquiring Portfolio (1) will continue the Acquired Portfolio's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) will use a significant portion of the Acquired Portfolio's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, the Acquiring Portfolio (3) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

     (l) There is no plan or intention for the Acquiring Portfolio to be dissolved or merged into another business trust or a corporation or any "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization;

     (m) The Acquiring Portfolio does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Acquired Portfolio;

     (n) During the five-year period ending on the Closing Date, neither the Acquiring Portfolio nor any person "related" (as defined in section 1.368-1(e)(3) of the Regulations) to it will have acquired Acquired Portfolio Shares with consideration other than Acquiring Portfolio Shares;

     (o) Immediately after the Reorganization, (1) not more than 25% of the value of the Acquiring Portfolio's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers; and

     (p) The Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares and will be fully paid and non-assessable by the Trust.

4.3 The Trust's obligation to implement this Plan on each Portfolio's behalf shall be subject to satisfaction of the following conditions on or before the Closing Date:

     (a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act, or state securities laws for the Trust's adoption of this Plan, except for (1) the Trust's filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Portfolio Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), and (2) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Closing Date;

     (b) The fair market value of the Acquiring Portfolio Shares received by each Acquired Portfolio Shareholder will be approximately equal to the fair market value of its Acquired Portfolio Shares constructively surrendered in exchange therefor;

     (c) Its management (1) is unaware of any plan or intention of Acquired Portfolio Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Acquired Portfolio Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Portfolio or (ii) any portion of the Acquiring Portfolio Shares they receive in the Reorganization to any person "related" (within such meaning) to the Acquiring Portfolio, (2) does not anticipate dispositions of those Acquiring Portfolio Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of the Acquired Portfolio as a series of an open-end investment company, (3) expects that the percentage of Acquired Portfolio Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Portfolio Shares immediately following the Reorganization;

     (d) The Acquired Portfolio Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

     (e) The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by the Acquiring Portfolio and those to which the Assets are subject;

     (f) There is no intercompany indebtedness between the Portfolios that was issued or acquired, or will be settled, at a discount;

     (g) Pursuant to the Reorganization, the Acquired Portfolio will transfer to the Acquiring Portfolio, and the Acquiring Portfolio will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, the Acquired Portfolio held immediately before the Reorganization. For the purposes of the foregoing, any amounts the Acquired Portfolio uses to make redemptions and distributions immediately before the Reorganization (except (1) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (2) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets held thereby immediately before the Reorganization;

     (h) None of the compensation received by any Acquired Portfolio Shareholder who is an employee of or service provider to the Acquired Portfolio will be separate consideration for, or allocable to, any of the Acquired Portfolio Shares that Acquired Portfolio Shareholder held; none of the Acquiring Portfolio Shares any such Acquired Portfolio Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Acquired Portfolio Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

     (i) Immediately after the Reorganization, the Acquired Portfolio Shareholders, by reason of their ownership of Acquired Portfolio Shares immediately before the Reorganization, will not own shares constituting "control" (within the meaning of section 304(c) of the Code) of the Acquiring Portfolio;

     (j) Neither Portfolio will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses");

     (k) The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.1(m), 4.2(j), and 4.2(n) will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Acquired Portfolio on the Closing Date;

     (l) The Trust shall have called a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein;

     (m) The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust's best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act;

     (n) The Trust shall have received an opinion of Kirkpatrick & Lockhart LLP ("Counsel") substantially to the effect that:

     (1) Each Portfolio is a duly established series of the Trust, a trust that is duly organized and validly existing under the laws of the State of Delaware with power under the Declaration of Trust to own all its properties and assets and, to Counsel's knowledge, to carry on its business as presently conducted;

     (2) This Plan (i) has been duly authorized and adopted by the Trust on behalf of each Portfolio and (ii) is a valid and legally binding obligation of the Trust with respect to each Portfolio, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

     (3) The Acquiring Portfolio Shares to be issued and distributed to the Acquired Portfolio Shareholders under this Plan, assuming their due delivery as contemplated hereby, will be duly authorized, validly issued and outstanding, and fully paid and non-assessable by the Trust;

     (4) The adoption of this Plan did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of the Declaration of Trust or the Trust's By-Laws or of any agreement (known to Counsel, without any independent inquiry or investigation) to which the Trust (with respect to either Portfolio) is a party or by which it is bound or (to Counsel's knowledge, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which the Trust (with respect to either Portfolio) is a party or by which it is bound, except as set forth in such opinion;

     (5) To Counsel's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Trust on behalf of either Portfolio of the transactions contemplated herein, except any obtained under the 1933 Act, the 1934 Act, and the 1940 Act and any required under state securities laws;

     (6) The Trust is registered with the Commission as an investment company, and to Counsel's knowledge no order has been issued or proceeding instituted to suspend such registration; and

     (7) To Counsel's knowledge (without any independent inquiry or investigation), (i) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to the Trust (with respect to either Portfolio) or any of its properties or assets attributable or allocable to either Portfolio and (ii) the Trust (with respect to each Portfolio) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects either Portfolio's business, except as set forth in such opinion.

In rendering such opinion, Counsel may (1) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Plan and the Reorganization; and

     (o) The Trust shall have received an opinion of Counsel as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties the Trust made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on such representations and warranties. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

     (1) The Acquiring Portfolio's acquisition of the Assets in exchange solely for Acquiring Portfolio Shares and its assumption of the Liabilities, followed by the Acquired Portfolio's distribution of those shares pro rata to the Acquired Portfolio Shareholders constructively in exchange for their Acquired Portfolio Shares, will qualify as a reorganization within the meaning of section 368(a)(1) of the Code, and each Portfolio will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

     (2) The Acquired Portfolio will recognize no gain or loss on the transfer of the Assets to the Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares and the Acquiring Portfolio's assumption of the Liabilities or on the subsequent distribution of those shares to the Acquired Portfolio Shareholders in constructive exchange for their Acquired Portfolio Shares;

     (3) The Acquiring Portfolio will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Portfolio Shares and its assumption of the Liabilities;

     (4) The Acquiring Portfolio's basis in the Assets will be the same as the Acquired Portfolio's basis therein immediately before the Reorganization, and the Acquiring Portfolio's holding period for the Assets will include the Acquired Portfolio's holding period therefor;

     (5) An Acquired Portfolio Shareholder will recognize no gain or loss on the constructive exchange of all its Acquired Portfolio Shares solely for Acquiring Portfolio Shares pursuant to the Reorganization; and

     (6) An Acquired Portfolio Shareholder's aggregate basis in the Acquiring Portfolio Shares it receives in the Reorganization will be the same as the aggregate basis in its Acquired Portfolio Shares it constructively surrenders in exchange for those Acquiring Portfolio Shares, and its holding period for those Acquiring Portfolio Shares will include its holding period for those Acquired Portfolio Shares, provided the Acquired Portfolio Shareholder held them as capital assets on the Closing Date.

Notwithstanding subparagraphs (2) and (4), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Portfolios or any Acquired Portfolio Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

5.   EXPENSES

The Reorganization Expenses shall be borne solely by Equitable and its affiliates, and none shall be borne by either Portfolio. The Reorganization Expenses include costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio's prospectus and the Acquired Portfolio's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding the foregoing, expenses shall be paid by the party directly incurring them if and to the extent that the payment thereof by another person would result in such party's disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

6.   TERMINATION

This Plan may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Trust's Board of Trustees, at any time prior to the Closing Date, if circumstances develop that, in its opinion, make proceeding with this Plan inadvisable.

7.   AMENDMENTS

The Trust's Board of Trustees may amend, modify, or supplement this Plan at any time in any manner, notwithstanding the Acquired Portfolio's shareholders' approval thereof; provided that, following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Acquired Portfolio Shareholders' interests.

8.   MISCELLANEOUS

8.1 This Plan shall be construed and interpreted in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

8.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Portfolios and their respective successors and assigns any rights or remedies under or by reason of this Plan.

8.3 Notice is hereby given that this instrument is adopted on behalf of the Trust's Trustees solely in their capacities as Trustees, and not individually, and that the Trust's obligations under this instrument are not binding on or enforceable against any of its Trustees, officers, or shareholders or any series of the Trust other than the Portfolios but are only binding on and enforceable against the respective Portfolios' property. Each Portfolio, in asserting any rights or claims under this Plan, shall look only to the other Portfolio's property in settlement of such rights or claims and not to such Trustees, officers, or shareholders.

                                   APPENDIX B

                     PLAN OF REORGANIZATION AND TERMINATION

THIS PLAN OF REORGANIZATION AND TERMINATION ("Plan") is made as of this ___ day of _____, 2002, by EQ Advisors Trust, a Delaware business trust ("Trust"), with its principal place of business at 1290 Avenue of the Americas, New York, New York 10104, on behalf of the EQ/Capital Guardian U.S. Equity Portfolio ("Acquiring Portfolio") and the EQ/AXP New Dimensions Portfolio ("Acquired Portfolio"), each a segregated portfolio of assets ("series") of the Trust (each a "Portfolio").

The Trust wishes to effect a reorganization described in section 368(a)(1) of the Internal Revenue Code of 1986, as amended ("Code"), and intends this Plan to be, and adopts it as, a "plan of reorganization" within the meaning of the regulations under the Code ("Regulations"). The reorganization will consist of the transfer of all assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for shares of beneficial interest in the Acquiring Portfolio, the assumption by the Acquiring Portfolio of all liabilities of the Acquired Portfolio, and the distribution of those shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio (all the foregoing transactions being referred to herein collectively as the "Reorganization"), all on the terms and conditions hereinafter set forth in this Plan.

The Trustees of the Trust -- a trust that is duly organized, validly existing, and in good standing under the laws of the State of Delaware and duly registered as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act") -- have determined that the Reorganization is in the best interests of each Portfolio and its shareholders and that the interests of the existing shareholders of each Portfolio would not be diluted as a result of the Reorganization.

Each Portfolio has only one class of outstanding shares -- Class IB common shares of beneficial interest ($0.01 par value per share) ("Acquired Portfolio Shares" and "Acquiring Portfolio Shares," respectively).

1.   PLAN OF REORGANIZATION AND TERMINATION

1.1 Subject to the requisite approval of the Acquired Portfolio's shareholders and the other terms and conditions herein set forth, the Acquired Portfolio shall assign, convey, transfer, and deliver all of its assets described in paragraph 1.2 to the Acquiring Portfolio. In exchange therefor, the Acquiring Portfolio shall -

     (a) issue and deliver to the Acquired Portfolio the number of full and fractional (rounded to the [third] decimal place) Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio's net assets, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share, computed in the manner and as of the time and date set forth in paragraph 2.2; and

     (b) assume all liabilities of the Acquired Portfolio, as set forth in paragraph 1.3.

Such transactions shall take place at the closing provided for in paragraph 3.1 ("Closing").

1.2 The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property owned by the Acquired Portfolio (including all cash, securities, commodities, futures interests, interest and dividends receivable, claims and rights of action, rights to register shares under applicable securities laws, and books and records, and any deferred or prepaid expenses shown as an asset on its books) on the closing date provided for in paragraph 3.1 ("Closing Date") (collectively, "Assets").

1.3 The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall assume all liabilities, debts, obligations, and duties of whatever kind or nature of the Acquired Portfolio, whether absolute, accrued, contingent, or otherwise, known or unknown, existing at the Valuation Date defined in paragraph
2.1 (collectively, "Liabilities").

1.4 On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

1.5 Immediately after the transfer of assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to its shareholders of record, determined as of immediately after the close of business on the Closing Date ("Acquired Portfolio Shareholders"), on a pro rata basis, the Acquiring Portfolio Shares received by the Acquired Portfolio pursuant to paragraph 1.1 and will completely liquidate. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of Acquiring Portfolio Shares to be so credited to each Acquired Portfolio Shareholder shall be equal to the aggregate net asset value of the Acquired Portfolio Shares owned by such Acquired Portfolio Shareholder on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on its books. The Acquiring Portfolio shall not issue certificates representing the Acquiring Portfolio Shares in connection with the Reorganization.

1.6 Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's Transfer Agent (as defined in paragraph 3.3).

1.7 Any reporting responsibility of the Acquired Portfolio, including the responsibility for filing regulatory reports, tax returns, and other documents with the Securities and Exchange Commission ("Commission"), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain Acquired Portfolio's responsibility.

2.   VALUATION

2.1 The value of the Assets shall be their value computed as of immediately after the close of business of the New York Stock Exchange and after the declaration of any dividends on the

Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the Trust's then-current prospectus and statement of additional information and valuation procedures established by the Trust's Board of Trustees.

2.2 The net asset value of an Acquiring Portfolio Share shall be its net asset value computed as of the Valuation Date, using the valuation procedures set forth in the Trust's then-current prospectus and statement of additional information and valuation procedures established by the Trust's Board of Trustees.

2.3 All computations of value shall be made by The Equitable Life Assurance Society of the United States ("Equitable"), in its capacity as administrator for the Trust, and shall be subject to confirmation by the Trust's independent accountants.

3.   CLOSING AND CLOSING DATE

3.1 Unless the Trust determines otherwise, the Closing Date shall be July 12, 2002, and all acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Trust or at such other place as the Trust determines.

3.2 The Trust shall direct The JPMorgan Chase Bank, as custodian for the Acquired Portfolio ("Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (a) the Assets have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date and (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio's portfolio securities represented by a certificate or other written instrument shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver as of the Closing Date by book entry, in accordance with the customary practices of any securities depository, as defined in Rule 17f-4 under the 1940 Act, in which the Acquired Portfolio's Assets are deposited and the Custodian, the Acquired Portfolio's Assets deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

3.3 The Trust shall direct Equitable, in its capacity as the Trust's transfer agent ("Transfer Agent"), to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Acquired Portfolio Shares owned by each such shareholder immediately prior to the Closing.

3.4 If on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of either Portfolio (each, an "Exchange") is closed to trading or trading thereupon is restricted or (b) trading or the reporting of trading on an Exchange or elsewhere is disrupted so that, in the judgment of the Board of Trustees of the Trust, accurate appraisal of the value of the net assets of either Portfolio is impracticable, the Closing Date shall be postponed until the first business day after the day when trading has been fully resumed and reporting has been restored.

4.   CONDITIONS PRECEDENT

4.1 The Trust's obligation to implement this Plan on the Acquiring Portfolio's behalf shall be subject to satisfaction of the following conditions at or before the Closing Date:

     (a) The Acquired Portfolio is duly organized as a series of the Trust;

     (b) On the Closing Date, the Trust, on behalf of the Acquired Portfolio, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Trust, on behalf of the Acquiring Portfolio, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended ("1933 Act");

     (c) The Acquired Portfolio is not engaged currently, and the execution, delivery, and performance of this Plan will not result, in (1) a material violation of the Trust's Amended and Restated Agreement and Declaration of Trust ("Declaration of Trust") or By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound, or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Trust, on behalf of the Acquired Portfolio, is a party or by which it is bound;

     (d) All material contracts and other commitments of the Acquired Portfolio (other than this Plan and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Portfolio on or prior to the Closing Date;

     (e) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust with respect to the Acquired Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquired Portfolio, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

     (f) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquired Portfolio at December 31, 2001, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (g) Since December 31, 2001, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subparagraph, a decline in net asset value per Acquired Portfolio Share due to declines in market values of securities held by the Acquired Portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change;

     (h) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (i) The Acquired Portfolio is a "fund" as defined in section 851(g)(2) of the Code; for each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company ("RIC"), has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date; the Assets will be invested at all times through the Closing Date in a manner that ensures compliance with the foregoing; and the Acquired Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

     (j) All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3; and the Acquired Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquired Portfolio Shares, nor is there outstanding any security convertible into any Acquired Portfolio Shares;

     (k) The Acquired Portfolio incurred the Liabilities in the ordinary course of its business;

     (l) The Acquired Portfolio is not under the jurisdiction of a court in a "title 11 or similar case" (within the meaning of section 368(a)(3)(A) of the Code);

     (m) During the five-year period ending on the Closing Date, (1) neither the Acquired Portfolio nor any person "related" (as defined in section 1.368-1(e)(3) of the Regulations) to it will have acquired Acquired Portfolio Shares, either directly or through any transaction, agreement, or arrangement with any other person, with consideration other than Acquiring Portfolio Shares or Acquired Portfolio Shares, except for shares redeemed in the ordinary course of the Acquired Portfolio's business as a series of an open-end investment company as required by section 22(e) of the 1940 Act, and (2) no distributions will have been made with respect to Acquired Portfolio Shares, other than normal, regular dividend distributions made pursuant to Acquired Portfolio's historic dividend-paying practice that qualify for the deduction for dividends paid (as defined in section 561 of the Code) referred to in sections 852(a)(1) and 4982(c)(1)(A) of the Code; and

     (n) Not more than 25% of the value of Acquired Portfolio's total assets (excluding cash, cash items, and U.S. government securities) is invested in the stock and securities of any one issuer, and not more than 50% of the value of such assets is invested in the stock and securities of five or fewer issuers.

4.2 The Trust's obligation to implement this Plan on the Acquired Portfolio's behalf shall be subject to satisfaction of the following conditions on or before the Closing Date:

     (a) The Acquiring Portfolio is duly organized as a series of the Trust;

     (b) No consideration other than Acquiring Portfolio Shares (and the Acquiring Portfolio's assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

     (c) The Acquiring Portfolio is not engaged currently, and the execution, delivery, and performance of this Plan will not result, in (1) a material violation of the Declaration of Trust or the Trust's By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound, or (2) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment, or decree to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound;

     (d) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust with respect to the Acquiring Portfolio or any of its properties or assets that, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business. The Trust, on behalf of the Acquiring Portfolio, knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions herein contemplated;

     (e) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments of the Acquiring Portfolio at December 31, 2001, have been audited by PricewaterhouseCoopers LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

     (f) Since December 31, 2001, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities, or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred. For purposes of this subparagraph, a decline in net asset value per Acquiring Portfolio Share due to declines in market values of securities held by the Acquiring Portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio shall not constitute a material adverse change;

     (g) On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Trust's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

     (h) The Acquiring Portfolio is a "fund" as defined in section 851(g)(2) of the Code; for each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a RIC, has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, and has been (or will be) eligible to and has computed (or will compute) its federal income tax under section 852 of the Code; and the Acquiring Portfolio has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M did not apply to it;

     (i) All issued and outstanding Acquiring Portfolio Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; and the Acquiring Portfolio does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

     (j) The Acquiring Portfolio has no plan or intention to issue additional Acquiring Portfolio Shares following the Reorganization except for shares issued in the ordinary course of its business as a series of an open-end investment company; nor does the Acquiring Portfolio, or any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to it, have any plan or intention to acquire -- during the five-year period beginning on the Closing Date, either directly or through any transaction, agreement, or arrangement with any other person -- with consideration other than Acquiring Portfolio Shares, any Acquiring Portfolio Shares issued to the Acquired Portfolio Shareholders pursuant to the Reorganization, except for redemptions in the ordinary course of such business as required by section 22(e) of the 1940 Act;

     (k) Following the Reorganization, the Acquiring Portfolio (1) will continue the Acquired Portfolio's "historic business" (within the meaning of section 1.368-1(d)(2) of the Regulations) and (2) will use a significant portion of the Acquired Portfolio's "historic business assets" (within the meaning of section 1.368-1(d)(3) of the Regulations) in a business; moreover, the Acquiring Portfolio (3) has no plan or intention to sell or otherwise dispose of any of the Assets, except for dispositions made in the ordinary course of that business and dispositions necessary to maintain its status as a RIC, and (4) expects to retain substantially all the Assets in the same form as it receives them in the Reorganization, unless and until subsequent investment circumstances suggest the desirability of change or it becomes necessary to make dispositions thereof to maintain such status;

     (l) There is no plan or intention for the Acquiring Portfolio to be dissolved or merged into another business trust or a corporation or any "fund" thereof (within the meaning of section 851(g)(2) of the Code) following the Reorganization;

     (m) The Acquiring Portfolio does not directly or indirectly own, nor on the Closing Date will it directly or indirectly own, nor has it directly or indirectly owned at any time during the past five years, any shares of the Acquired Portfolio;

     (n) During the five-year period ending on the Closing Date, neither the Acquiring Portfolio nor any person "related" (as defined in section 1.368-1(e)(3) of the Regulations) to it will have acquired Acquired Portfolio Shares with consideration other than Acquiring Portfolio Shares;

     (o) Immediately after the Reorganization, (1) not more than 25% of the value of the Acquiring Portfolio's total assets (excluding cash, cash items, and U.S. government securities) will be invested in the stock and securities of any one issuer and (2) not more than 50% of the value of such assets will be invested in the stock and securities of five or fewer issuers; and

     (p) The Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Plan, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares and will be fully paid and non-assessable by the Trust.

4.3 The Trust's obligation to implement this Plan on each Portfolio's behalf shall be subject to satisfaction of the following conditions on or before the Closing Date:

     (a) No governmental consents, approvals, authorizations, or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended ("1934 Act"), the 1940 Act, or state securities laws for the Trust's adoption of this Plan, except for (1) the Trust's filing with the Commission of a registration statement on Form N-14 relating to the Acquiring Portfolio Shares issuable hereunder, and any supplement or amendment thereto ("Registration Statement"), and (2) such consents, approvals, authorizations, and filings as have been made or received or as may be required subsequent to the Closing Date;

     (b) The fair market value of the Acquiring Portfolio Shares received by each Acquired Portfolio Shareholder will be approximately equal to the fair market value of its Acquired Portfolio Shares constructively surrendered in exchange therefor;

     (c) Its management (1) is unaware of any plan or intention of Acquired Portfolio Shareholders to redeem, sell, or otherwise dispose of (i) any portion of their Acquired Portfolio Shares before the Reorganization to any person "related" (within the meaning of section 1.368-1(e)(3) of the Regulations) to either Portfolio or (ii) any portion of the Acquiring Portfolio Shares they receive in the Reorganization to any person "related" (within such meaning) to the Acquiring Portfolio, (2) does not anticipate dispositions of those Acquiring Portfolio Shares at the time of or soon after the Reorganization to exceed the usual rate and frequency of dispositions of shares of the Acquired Portfolio as a series of an open-end investment company, (3) expects that the percentage of Acquired Portfolio Shareholder interests, if any, that will be disposed of as a result of or at the time of the Reorganization will be de minimis, and (4) does not anticipate that there will be extraordinary redemptions of Acquiring Portfolio Shares immediately following the Reorganization;

     (d) The Acquired Portfolio Shareholders will pay their own expenses, if any, incurred in connection with the Reorganization;

     (e) The fair market value of the Assets on a going concern basis will equal or exceed the Liabilities to be assumed by the Acquiring Portfolio and those to which the Assets are subject;

     (f) There is no intercompany indebtedness between the Portfolios that was issued or acquired, or will be settled, at a discount;

     (g) Pursuant to the Reorganization, the Acquired Portfolio will transfer to the Acquiring Portfolio, and the Acquiring Portfolio will acquire, at least 90% of the fair market value of the net assets, and at least 70% of the fair market value of the gross assets, the Acquired Portfolio held immediately before the Reorganization. For the purposes of the foregoing, any amounts the Acquired Portfolio uses to make redemptions and distributions immediately before the Reorganization (except (1) redemptions in the ordinary course of its business required by section 22(e) of the 1940 Act and (2) regular, normal dividend distributions made to conform to its policy of distributing all or substantially all of its income and gains to avoid the obligation to pay federal income tax and/or the excise tax under section 4982 of the Code) will be included as assets held thereby immediately before the Reorganization;

     (h) None of the compensation received by any Acquired Portfolio Shareholder who is an employee of or service provider to the Acquired Portfolio will be separate consideration for, or allocable to, any of the Acquired Portfolio Shares that Acquired Portfolio Shareholder held; none of the Acquiring Portfolio Shares any such Acquired Portfolio Shareholder receives will be separate consideration for, or allocable to, any employment agreement, investment advisory agreement, or other service agreement; and the consideration paid to any such Acquired Portfolio Shareholder will be for services actually rendered and will be commensurate with amounts paid to third parties bargaining at arm's-length for similar services;

     (i) Immediately after the Reorganization, the Acquired Portfolio Shareholders, by reason of their ownership of Acquired Portfolio Shares immediately before the Reorganization, will not own shares constituting "control" (within the meaning of section 304(c) of the Code) of the Acquiring Portfolio;

     (j) Neither Portfolio will be reimbursed for any expenses incurred by it or on its behalf in connection with the Reorganization unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) ("Reorganization Expenses");

     (k) The aggregate value of the acquisitions, redemptions, and distributions limited by paragraphs 4.1(m), 4.2(j), and 4.2(n) will not exceed 50% of the value (without giving effect to such acquisitions, redemptions, and distributions) of the proprietary interest in Acquired Portfolio on the Closing Date;

     (l) The Trust shall have called a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Plan and to take all other action necessary to obtain approval of the transactions contemplated herein;

     (m) The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued, and, to the Trust's best knowledge, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened, or contemplated under the 1933 Act;

     (n) The Trust shall have received an opinion of Kirkpatrick & Lockhart LLP ("Counsel") substantially to the effect that:

     (1) Each Portfolio is a duly established series of the Trust, a trust that is duly organized and validly existing under the laws of the State of Delaware with power under the Declaration of Trust to own all its properties and assets and, to Counsel's knowledge, to carry on its business as presently conducted;

     (2) This Plan (i) has been duly authorized and adopted by the Trust on behalf of each Portfolio and (ii) is a valid and legally binding obligation of the Trust with respect to each Portfolio, enforceable in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and similar laws relating to or affecting creditors' rights and by general principles of equity;

     (3) The Acquiring Portfolio Shares to be issued and distributed to the Acquired Portfolio Shareholders under this Plan, assuming their due delivery as contemplated hereby, will be duly authorized, validly issued and outstanding, and fully paid and non-assessable by the Trust;

     (4) The adoption of this Plan did not, and the consummation of the transactions contemplated hereby will not, materially violate any provision of the Declaration of Trust or the Trust's By-Laws or of any agreement (known to Counsel, without any independent inquiry or investigation) to which the Trust (with respect to either Portfolio) is a party or by which it is bound or (to Counsel's knowledge, without any independent inquiry or investigation) result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, judgment, or decree to which the Trust (with respect to either Portfolio) is a party or by which it is bound, except as set forth in such opinion;

     (5) To Counsel's knowledge (without any independent inquiry or investigation), no consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Trust on behalf of either Portfolio of the transactions contemplated herein, except any obtained under the 1933 Act, the 1934 Act, and the 1940 Act and any required under state securities laws;

     (6) The Trust is registered with the Commission as an investment company, and to Counsel's knowledge no order has been issued or proceeding instituted to suspend such registration; and

     (7) To Counsel's knowledge (without any independent inquiry or investigation), (i) no litigation, administrative proceeding, or investigation of or before any court or governmental body is pending or threatened as to the Trust (with respect to either Portfolio) or any of its properties or assets attributable or allocable to either Portfolio and (ii) the Trust (with respect to each Portfolio) is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects either Portfolio's business, except as set forth in such opinion.

In rendering such opinion, Counsel may (1) rely, as to matters governed by the laws of the State of Delaware, on an opinion of competent Delaware counsel, (2) make assumptions regarding the authenticity, genuineness, and/or conformity of documents and copies thereof without independent verification thereof, (3) limit such opinion to applicable federal and state law, and (4) define the word "knowledge" and related terms to mean the knowledge of attorneys then with Counsel who have devoted substantive attention to matters directly related to this Plan and the Reorganization; and

     (o) The Trust shall have received an opinion of Counsel as to the federal income tax consequences mentioned below ("Tax Opinion"). In rendering the Tax Opinion, Counsel may assume satisfaction of all the conditions set forth in this paragraph 4, may treat them as representations and warranties the Trust made to Counsel, and may rely as to factual matters, exclusively and without independent verification, on such representations and warranties. The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Plan, for federal income tax purposes:

     (1) The Acquiring Portfolio's acquisition of the Assets in exchange solely for Acquiring Portfolio Shares and its assumption of the Liabilities, followed by the Acquired Portfolio's distribution of those shares pro rata to the Acquired Portfolio Shareholders constructively in exchange for their Acquired Portfolio Shares, will qualify as a reorganization within the meaning of section 368(a)(1) of the Code, and each Portfolio will be "a party to a reorganization" within the meaning of section 368(b) of the Code;

     (2) The Acquired Portfolio will recognize no gain or loss on the transfer of the Assets to the Acquiring Portfolio in exchange solely for Acquiring Portfolio Shares and the Acquiring Portfolio's assumption of the Liabilities or on the subsequent distribution of those shares to the Acquired Portfolio Shareholders in constructive exchange for their Acquired Portfolio Shares;

     (3) The Acquiring Portfolio will recognize no gain or loss on its receipt of the Assets in exchange solely for Acquiring Portfolio Shares and its assumption of the Liabilities;

     (4) The Acquiring Portfolio's basis in the Assets will be the same as the Acquired Portfolio's basis therein immediately before the Reorganization, and the Acquiring Portfolio's holding period for the Assets will include the Acquired Portfolio's holding period therefor;

     (5) An Acquired Portfolio Shareholder will recognize no gain or loss on the constructive exchange of all its Acquired Portfolio Shares solely for Acquiring Portfolio Shares pursuant to the Reorganization; and

     (6) An Acquired Portfolio Shareholder's aggregate basis in the Acquiring Portfolio Shares it receives in the Reorganization will be the same as the aggregate basis in its Acquired Portfolio Shares it constructively surrenders in exchange for those Acquiring Portfolio Shares, and its holding period for those Acquiring Portfolio Shares will include its holding period for those Acquired Portfolio Shares, provided the Acquired Portfolio Shareholder held them as capital assets on the Closing Date.

Notwithstanding subparagraphs (2) and (4), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Portfolios or any Acquired Portfolio Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

5.   EXPENSES

The Reorganization Expenses shall be borne solely by Equitable and its affiliates, and none shall be borne by either Portfolio. The Reorganization Expenses include costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio's prospectus and the Acquired Portfolio's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding the foregoing, expenses shall be paid by the party directly incurring them if and to the extent that the payment thereof by another person would result in such party's disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

6.   TERMINATION

This Plan may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Trust's Board of Trustees, at any time prior to the Closing Date, if circumstances develop that, in its opinion, make proceeding with this Plan inadvisable.

7.   AMENDMENTS

The Trust's Board of Trustees may amend, modify, or supplement this Plan at any time in any manner, notwithstanding the Acquired Portfolio's shareholders' approval thereof; provided that, following such approval no such amendment, modification, or supplement shall have a material adverse effect on the Acquired Portfolio Shareholders' interests.

8.   MISCELLANEOUS

8.1 This Plan shall be construed and interpreted in accordance with the internal laws of the State of Delaware; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

8.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Portfolios and their respective successors and assigns any rights or remedies under or by reason of this Plan.

8.3 Notice is hereby given that this instrument is adopted on behalf of the Trust's Trustees solely in their capacities as Trustees, and not individually, and that the Trust's obligations under this instrument are not binding on or enforceable against any of its Trustees, officers, or shareholders or any series of the Trust other than the Portfolios but are only binding on and enforceable against the respective Portfolios' property. Each Portfolio, in asserting any rights or claims under this Plan, shall look only to the other Portfolio's property in settlement of such rights or claims and not to such Trustees, officers, or shareholders.

                                   APPENDIX C

             EXCERPTS FROM THE EQ ADVISORS TRUST ANNUAL REPORT DATED
                               DECEMBER 31, 2001

                       MANAGEMENT DISCUSSION AND ANALYSIS

                     EQ/ALLIANCE SMALL CAP GROWTH PORTFOLIO

Portfolio Manager Discussion and Analysis
-----------------------------------------

The portfolio's absolute and relative returns during 2001 were negatively impacted by the portfolio management team's growth bias. The team's decision to modestly overweight health care and modestly underweight the very poorly-performing technology sector favorably impacted the portfolio's relative returns. The positive impact of these favorable sector allocations, however, were more than offset by disappointing stock selection in the health care and telecommunications sectors of the portfolio. Stock selection was strongest in financial services, energy and transportation.

Underscoring the challenges facing small-cap growth stock investors over the past year, all broadly defined sectors, excluding consumer and financial services, posted negative returns for the 12-month period. Technology was by far the worst performing sector during the period, declining nearly 30%. This disappointing return reflects both the fundamental weakness experienced across most areas of the technology sector as well as a significant compression in valuations that investors were willing to pay despite this weakness. Financial services benefited from the declining interest rate environment, while consumer stocks performed well in anticipation of improved consumer spending in 2002.

Although business conditions remain challenging, recent company inputs would suggest that a year's worth of aggressive Fed easing has led to initial signs of stabilizing fundamentals. This, combined with significantly lowered earnings expectations, should lead to fewer negative earnings revisions in 2002 and may very well drive earnings estimates higher should a strong recovery materialize in the second half. We believe that this environment will prove particularly favorable for small-cap growth stocks, which have historically been disproportionate beneficiaries of low interest rates and accelerating economic activity.

Investment Objective
--------------------

Seeks to achieve long-term growth of capital.

Portfolio Summary, as of 12/31/01
---------------------------------

Net Assets .......................................................$849.1 million
Number of Issues ............................................................126

Largest Equity Holdings, as of 12/31/01
---------------------------------------

CDW Computer Centers, Inc.....................Computer & Electronics Retail
Iron Mountain, Inc............................Commercial Services & Supplies
Aeroflex, Inc.................................Aerospace & Defense
Tektronix, Inc................................Electronic Equipment & Instruments
Electronic Arts, Inc..........................Application Software
ICN Pharmaceuticals, Inc......................Pharmaceuticals
Alliant Techsystems, Inc......................Aerospace & Defense
Priority Healthcare Corp......................Health Care Equipment & Services
Microchip Technology, Inc.....................Semiconductors
Performance Food Group Co.....................Food Distributors

Asset Mix Distribution, as of 12/31/01
--------------------------------------

Domestic Stock ...............................94.1%
Foreign Stock & ADR's ........................1.4%
Cash & Other .................................4.5%

   Total .....................................100.0%

Annualized Total Returns, as of 12/31/01
---------------------------------------

                  AVERAGE ANNUAL TOTAL RETURN - CLASS IB SHARES
                         (FOR THE PERIOD ENDED 12/31/01)

                                 1 Year      3 Years     Since Inception*
                                 ------      -------     ----------------
Small Cap Growth Portfolio      (13.28)%      7.96%           9.40%
Russell 2500 Growth             (10.83)       5.17            8.90


*Since inception as of May 1, 1997

Growth of $10,000 Investment as of December 31, 2001
----------------------------------------------------
(Invested at inception)


[GRAPHIC OMITTED]

                    EQ/CAPITAL GUARDIAN U.S. EQUITY PORTFOLIO

Portfolio Manager Discussion and Analysis
-----------------------------------------

The year was filled with speculation surrounding when an economic rebound might begin, a rebound that was pushed off into the future following the terrorist attack. Of course the entire year will be forever identified with September 11th, but from a portfolio management standpoint, there were many high (and low) points that contributed to an overall excellent year relative to the market.

A multitude of bottom-up decisions in the portfolio throughout the year were reflected in returns as strong stock selection within all economic sectors added the majority of the value to the portfolio. Within the information technology sectors, names such as KLA Tencor and Brocade Communication posted strong 2001 returns as investors were drawn to low valuations and evidence that a recovery was just around the corner. The financial sector as a whole lagged the market during the year, but our major holdings in companies like Bank of America and USA Education were significantly above the benchmark. Other sectors that fared reasonably well were the health care, consumer discretionary and consumer staples.

The weakest sectors were telecommunications, hurt by poor results and balance sheet concerns, and utilities, dragged down by the Enron debacle. Returns for energy stocks were anemic as oil fell below $20 per barrel. As expected, the defensive consumer staples and health care areas also lagged.

That said, stocks may have run ahead of themselves at year end, and the unwinding of the boom in valuations for technology and mega-cap stocks may not be over. There is a strong chance that the average stock will post better returns than the indices, and that would be a favorable environment for active management.

Investment Objective
--------------------

Seeks to achieve long-term growth of capital.

Portfolio Summary, as of 12/31/01
---------------------------------

Net Assets......................................$198.4 million
Number of Issues ..........................................139

Largest Equity Holdings, as of 12/31/01
---------------------------------------

USA Education, Inc..............................Diversified Financials
Pfizer, Inc. ...................................Pharmaceuticals
AstraZeneca Group plc (ADR) ....................Pharmaceuticals
Lowes Co., Inc..................................Home Improvement Retail
Applied Materials, Inc. ........................Semiconductor Equipment
Bank One Corp. .................................Banks
Nokia OYJ ......................................Telecommunication Equipment
Washington Mutual, Inc. ........................Banks

Guidant Corp ...................................Health Care Equipment & Services
Berkshire Hathaway, Inc. .......................Insurance

ASSET MIX DISTRIBUTION, AS OF 12/31/01

Domestic Stock .................................85.3%
Foreign Stock & ADR's ..........................8.7%
Corporate Bonds ................................1.1%
Cash & Other ...................................4.9%
   Total .......................................100.0%

Annualized Total Returns as of 12/31/01
---------------------------------------

                  AVERAGE ANNUAL TOTAL RETURN - CLASS IB SHARES
                         (FOR THE PERIOD ENDED 12/31/01)

                               1 Year        Since Inception*
                               ------        ----------------
U.S. Equity Portfolio          (2.01)%           1.95%
S&P 500                       (11.88)            4.31

*Since inception as of May 1, 1999

Growth of $10,000 Investment as of December 31, 2001
----------------------------------------------------
(Invested at inception)


[GRAPHIC OMITTED]

                                   APPENDIX D

As of May 1, 2002, the following persons owned beneficially or of record 5% or more of the outstanding shares of the specified Class of the Acquiring Portfolios or the Acquired Portfolios:


                                                              % of Class          % of Portfolio         % of Portfolio
                                                                before                before                 after
Name and Address              Portfolio        Class        Reorganization        Reorganization         Reorganization
----------------              ---------        -----        --------------        --------------         --------------








                       STATEMENT OF ADDITIONAL INFORMATION
                              OF EQ ADVISORS TRUST

          SPECIAL MEETING OF SHAREHOLDERS OF EQ/AXP STRATEGY AGGRESSIVE
                PORTFOLIO AND EQ/AXP NEW DIMENSIONS PORTFOLIO OF
                                EQ ADVISORS TRUST

                           SCHEDULED FOR JULY 8, 2002

----------------------------------------------------------------------------------------------------------------------
               Acquisition of the assets of:                            By and in exchange for shares of:
---------------------------------------------------------  -----------------------------------------------------------

EQ/AXP Strategy Aggressive Portfolio....................     EQ/Alliance Small Cap Growth Portfolio
("Strategy Aggressive Portfolio")                            ("Small Cap Growth Portfolio")

EX/AXP New Dimensions Portfolio.........................     EQ/Capital Guardian U.S. Equity Portfolio
("New Dimensions Portfolio")                                 ("U.S. Equity Portfolio")

                                              each a series of:
                                              EQ Advisors Trust
                                              1290 Avenue of the Americas
                                              New York, NY 10104
----------------------------------------------------------------------------------------------------------------------

This Statement of Additional Information is available to owners of and participants in variable life insurance contracts and variable annuity certificates and contracts ("Contracts") with amounts allocated to Strategy Aggressive Portfolio or New Dimensions Portfolio in connection with proposed transactions whereby all of the assets and liabilities of Strategy Aggressive Portfolio and New Dimensions Portfolio (each an "Acquired Portfolio") will be transferred to, respectively, Small Cap Growth Portfolio and U.S. Equity Portfolio (each an "Acquiring Portfolio"), each a series of EQ Advisors Trust ("Trust"), in exchange for Class IB shares of the respective Acquiring Portfolio.

This Statement of Additional Information of the Trust consists of this cover page and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for the Trust dated May 1, 2002.

2. The Financial Statements for the Acquiring Portfolios and the Acquired Portfolios included in the Annual Report of the Trust dated December 31, 2001, filed on March 6, 2002.

This Statement of Additional Information is not a prospectus. A Proxy Statement/Prospectus dated May ___, 2002 relating to the Reorganization of Strategy Aggressive Portfolio and New Dimensions Portfolio may be obtained, without charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or calling ______________. This Statement of Additional Information should be read in conjunction with the Proxy Statement/Prospectus.

                              FINANCIAL STATEMENTS

Financial statements for each Acquiring Portfolio and Acquired Portfolio are incorporated herein by reference to the Trust's Statement of Additional Information dated May 1, 2002. The Trust need not prepare pro forma financial statements demonstrating the effect of the Reorganization on each Acquiring Portfolio because in each case, the net asset value of the Acquired Portfolio does not exceed ten percent of the net asset value of the corresponding Acquiring Portfolio, measured as of March 18, 2002 [specified date within 30 days prior to filing].

                             VOTING INSTRUCTION CARD

Voting instructions executed by a Contractowner may be revoked at any time prior to the Shareholder voting the shares represented thereby by the Contractowner providing the Shareholder with a properly executed written revocation of such voting instructions, or by the Contractowner providing the Shareholder with proper later-dated voting instructions by telephone or by the Internet. Proxies executed by the Shareholder may be revoked at any time before they are exercised by a written revocation received by the Secretary of Equitable, by properly executing a later-dated proxy or by attending the meeting and voting in person, by telephone or by the Internet.

This Voting Instruction Card, when properly executed, will be voted in the matter directed herein by the undersigned.

IF YOU SIGN AND RETURN THIS VOTING INSTRUCTION CARD WITHOUT DIRECTING US HOW TO VOTE, THE SHARES REPRESENTED BY THIS VOTING INSTRUCTION CARD WILL BE VOTED FOR EACH OF THE PROPOSALS.

                                       ---

PORTFOLIO                                     PORTFOLIO
---------                                     ---------
STRATEGY AGGRESSIVE        12578.2560         NEW DIMENSIONS          5125.2450

THE TRUSTEES UNANIMOUSLY RECOMMEND THAT CONTRACTOWNERS INSTRUCT THE SHAREHOLDER TO VOTE "FOR" THE FOLLOWING PROPOSALS.

TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS.  Example: [ ]

1. To approve a Plan of Reorganization and Termination providing for the acquisition of all of the assets of the EQ/AXP Strategy Aggressive Portfolio ("Strategy Aggressive Portfolio") by the Trust's EQ/Alliance Small Cap Growth Portfolio ("Small Cap Growth Portfolio") in exchange for shares of beneficial interest of the Small Cap Growth Portfolio and the assumption by Small Cap Growth Portfolio of all of the liabilities of Strategy Aggressive Portfolio (TO BE VOTED UPON BY THE SHAREHOLDERS OF STRATEGY AGGRESSIVE PORTFOLIO ONLY);

                                     FOR         AGAINST     ABSTAIN
          STRATEGY AGGRESSIVE        [  ]          [  ]        [  ]

2. To approve a Plan of Reorganization and Termination providing for the acquisition of all of the assets of the EQ/AXP New Dimensions Portfolio ("New Dimensions Portfolio") by the Trust's EQ/Capital Guardian US Equity Portfolio ("U.S. Equity Portfolio") in exchange for shares of beneficial interest of U.S. Equity Portfolio and the assumption by U.S. Equity Portfolio of all of the liabilities of New Dimensions Portfolio (TO BE VOTED UPON BY THE SHAREHOLDERS OF NEW DIMENSIONS PORTFOLIO ONLY);

                                     FOR         AGAINST     ABSTAIN
          NEW DIMENSIONS             [  ]          [  ]        [  ]

PROXY CARD

        THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                                                                      PROXY CARD

                  SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON

The undersigned, the owner of one or more variable life insurance policies or variable annuity contracts or certificates ("Contracts") whose account value is invested in one or more of the Portfolios of EQ Advisors Trust ("Trust"), hereby instructs The Equitable Life Assurance Society of the United States ("Equitable"), the owner of all shares of the Trust attributable to the Contracts and, therefore, a shareholder of the Trust ("Shareholder"), to vote as indicated on the reverse side on each of the specific proposals that will be considered at the Special Meeting of the Shareholders of each Portfolio of the Trust, or any adjournment thereof, as described in the Trust's Proxy Statement, and to vote, in adjournment thereof, as described in the Trust's Proxy Statement, and to vote, in its discretion, on such other matters as may properly come before such meeting.

THIS VOTING INSTRUCTION CARD IS SOLICITED BY EQUITABLE AS THE SOLE SHAREHOLDER OF THE TRUST. RECEIPT OF THE NOTICE OF MEETING, EQUITABLE'S INFORMATION STATEMENT AND THE TRUST'S PROXY STATEMENT ACCOMPANYING THIS VOTING INSTRUCTION CARD IS ACKNOWLEDGED BY THE UNDERSIGNED.

                            VOTE VIA THE INTERNET: HTTPS://VOTE.PROXY-DIRECT.COM VOTE VIA THE TELEPHONE: 1-800-597-7836
                            VOTE VIA THE FAX: 1-888-796-9932
                            ----------------------------------------------------
                            CONTROL NUMBER: 999 9999 9999 999
                            ----------------------------------------------------

                            NOTE: Please sign this proxy exactly as your name or names appears hereon. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, partnership or other entity, this signature should be that of a duly authorized individual who should state his or her title.


                            ----------------------------------------------------
                            Signature


                            ----------------------------------------------------
                            Signature of joint owner, if any


                            ----------------------------------------------------
                            Date                                   12436_AXA





PLEASE MARK, SIGN, DATE AND MAIL YOUR VOTING INSTRUCTION CARD IN THE ENCLOSED POSTAGE-PAID ENVELOPE

                                     PART C

                                OTHER INFORMATION


Item 15. Indemnification

         Amended and Restated Agreement and Declaration of Trust of the Trust ("Declaration of Trust") and By-Laws.

         Article VII, Section 2 of the Declaration of Trust states, in relevant part, that a "Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is serving or has served at the Trust's request as a director, officer, trustee, employee, or agent of another organization in which the Trust has any interest as a shareholder, creditor, or otherwise to the extent and in the manner provided in the By-Laws." Article VII, Section 4 of the Trust's Declaration of Trust further states, in relevant part, that the "Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee, officer, employee, or agent of the Trust in connection with any claim, action, suit, or proceeding in which he or she may become involved by virtue of his or her capacity or former capacity as a Trustee of the Trust."

         Article VI, Section 2 of the Trust's By-Laws states, in relevant part, that "[s]ubject to the exceptions and limitations contained in Section 3 of this
Article VI, every [Trustee, officer, employee or other agent of the Trust] shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent." Article VI,
Section 3 of the Trust's By-Laws further states, in relevant part, that "[n]o indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the Trust]: (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or (b) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such [Trustee, officer, employee or other agent of the Trust] was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such [Trustee, officer, employee or other agent of the Trust] did not engage in disabling conduct: (i) by the court or other body before which the proceeding was brought; (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (iii) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to [a Trustee, officer, employee or other agent of the

Trust] with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the [Trustee, officer, employee or other agent of the Trust] was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such [Trustee, officer, employee or other agent of the Trust] has been charged." Article VI, Section 4 of the Trust's By-Laws also states that the "rights of indemnification herein provided (i) may be insured against by policies maintained by the Trust on behalf of any [Trustee, officer, employee or other agent of the Trust], (ii) shall be severable, (iii) shall not be exclusive of or affect any other rights to which any [Trustee, officer, employee or other agent of the Trust] may now or hereafter be entitled and (iv) shall inure to the benefit of [such party's] heirs, executors and administrators."

          Insofar as indemnification for liability arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 16.         Exhibits
--------         --------
(1)              (a)(i)          Amended and Restated Agreement and Declaration of Trust. (2)

                 (a)(ii)         Amendment No. 1 to Amended and Restated Agreement and Declaration of Trust. (12)

                 (b)(i)          Certificate of Trust. (1)

                 (b)(ii)         Certificate of Amendment to the Certificate of Trust. (2)

(2)                              By-Laws of the Trust. (1)

(3)                              Not Applicable.

(4)              (a)             Form of Plan of Reorganization and Termination by EQ Advisors Trust, on behalf of
                                 EQ/AXP Strategy Aggressive Portfolio, a separate series of the Trust, and
                                 EQ/Alliance Small Cap Growth Portfolio, another separate series of the Trust.
                                 (filed herein as Appendix A to the Proxy Statement/Prospectus)


                                      C-2

                 (b)             Form of Plan of Reorganization and Termination by EQ Advisors Trust, on behalf of
                                 EQ/AXP New Dimensions Portfolio, a separate series of the Trust, and EQ/Capital
                                 Guardian U.S. Equity Portfolio, another separate series of the Trust. (filed herein as Appendix B to the Proxy Statement/Prospectus)

(5)                              None other than Exhibits 1(a) and (2).

(6)              (a)(i)          Form of Amended and Restated Investment Management Agreement between the Trust and
                                 The Equitable Life Assurance Society of the United States ("Equitable"), dated as of May 1, 2000. (10)

                 (a)(ii)         Revised Amendment No. 1, dated as of September 1, 2000, to the Amended and Restated
                                 Investment Management Agreement between the Trust and Equitable. (12)

                 (a)(iii)        Amendment No. 2, dated as of September 1, 2001, to the Amended and Restated
                                 Investment Management Agreement between the Trust and Equitable. (15)

                 (b)             Investment Advisory Agreement between Equitable and T. Rowe Price International,
                                 Inc., dated as of August 8, 2000. (12)

                 (c)(i)          Investment Advisory Agreement between EQ Financial Consultants, Inc. (predecessor to Equitable) ("EQFC") and Putnam Investment Management, Inc., dated as of
                                 April 28, 1997. (4)

                 (c)(ii)         Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between
                                 Equitable and Putnam Investment Management. (15)

                 (d)(i)          Investment Advisory Agreement between EQFC and Massachusetts Financial Services
                                 Company ("MFS"), dated as of April 28, 1997. (4)

                 (d)(ii)         Amendment No. 1, dated as of December 31, 1998, to Investment Advisory Agreement
                                 between EQFC and MFS. (6)

                 (d)(iii)        Amendment No. 2, dated as of May 1, 2000, to Investment Advisory Agreement between
                                 Equitable and MFS. (9)

                 (e)(i)          Investment Advisory Agreement between EQFC and Morgan Stanley Asset Management Inc., dated as of April 28, 1997. (4)

                 (e)(ii)         Amendment No. 1, dated as of April 1, 2001, to Investment Advisory Agreement between Equitable and Morgan Stanley Dean Witter Investment Management, Inc. (15)

                                      C-3


                 (f)(i)          Investment Advisory Agreement between Equitable and Fund Asset Management, L.P., dated as of May 1, 2000. (12)

                 (f)(ii)         Form of Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between Equitable and Fund Asset Management. (15)

                 (f)(iii)        Amendment No. 2, dated as of December 6, 2001, to Investment
                                 Advisory Agreement between Equitable and Fund Asset Management. (16)

                 (g)(i)          Investment Advisory Agreement between EQFC and Lazard Freres & Co., LLC ("Lazard"), dated as of December 9, 1997. (5)

                 (g)(ii)         Amendment No. 1, dated as of March 1, 2001, to Investment Advisory Agreement between Equitable and Lazard. (15)

                 (h)             Investment Advisory Agreement between EQFC and J.P. Morgan Investment Management
                                 Inc., dated as of December 9, 1997. (5)

                 (i)(i)          Investment Advisory Agreement between EQFC and Evergreen Asset Management Corp., dated as of December 31, 1998. (6)

                 (i)(ii)         Amendment No. 1, dated as of May 21, 2001, to Investment Advisory Agreement between
                                 Equitable and Evergreen Investment Management Company L.L.C. (16)

                 (j)             Amended and Restated Investment Advisory Agreement between Equitable and Alliance
                                 Capital Management L.P., dated as of December 5, 2001. (16)

                 (k)(i)          Investment Advisory Agreement between EQFC and Capital Guardian Trust Company
                                 ("Capital Guardian"), dated as of May 1, 1999. (6)

                 (k)(ii)         Amendment No. 1, dated as of May 1, 2000, to Investment Advisory Agreement between Equitable and Capital Guardian. (10)

                 (l)             Investment Advisory Agreement between EQFC and Calvert Asset Management Company,
                                 Inc., dated as of August 30, 1999. (8)

                 (m)             Investment Advisory Agreement between EQFC and Brown Capital Management, Inc., dated as of August 30, 1999. (8)

                 (n)             Investment Advisory Agreement between EQFC and Bankers Trust Company, dated as of
                                 December 9, 1997. (5)


                                      C-4

                 (o)             Investment Advisory Agreement between Equitable and Prudential Investment Fund
                                 Management LLC and Jennison Associates LLC, dated as of May 15, 2000. (11)

                 (p)             Investment Advisory Agreement between Equitable and American Express Financial
                                 Corporation, dated as of September 1, 2000. (12)

                 (q)             Investment Advisory Agreement between Equitable and Fidelity Management & Research
                                 Company, dated as of July 24, 2000. (12)

                 (r)(i)          Investment Advisory Agreement between Equitable and Janus Capital Corporation
                                 ("Janus"), dated as of April 3, 2002. (17)

                 (s)             Investment Advisory Agreement between Equitable and Provident Investment Counsel, dated as of February 1, 2001. (13)

                 (t)(i)          Investment Advisory Agreement between Equitable and Marsico Capital Management,
                                 LLC, dated as of February 1, 2001. (13)

                 (t)(ii)         Amendment No. 1, dated as of September 1, 2001, to Investment Advisory Agreement
                                 between Equitable and Marsico Capital Management, LLC. (15)

(7)              (a)(i)          Distribution Agreement between the Trust and EQFC with respect to the Class IA shares, dated as of April 14, 1997. (4)

                 (a)(ii)         Amendment No. 1, dated as of December 9, 1997, to the Distribution Agreement between the Trust and EQFC with respect to Class IA shares. (5)

                 (a)(iii)        Amendment No. 2, dated as of December 31, 1998, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares. (6)

                 (a)(iv)         Amendment No. 3, dated as of April 30, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares. (6)

                 (a)(v)          Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EQFC with respect to the Class IA shares. (9)

                 (a)(vi)         Amendment No. 5, dated as of May 1, 2000, to the Distribution Agreement between the
                                 Trust and EQFC with respect to the Class IA shares. (9)

                                      C-5

                 (a)(vii)        Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors LLC ("AXA Advisors") with respect to the Class
                                 IA shares. (12)

                 (a)(viii)       Amendment No. 7, dated as of September 1, 2001, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IA shares. (15)

                 (b)(i)          Distribution Agreement between the Trust and EQFC with respect to the Class IB shares, dated as of April 14, 1997. (4)

                 (b)(ii)         Amendment No. 1, dated as of December 9, 1997, to the Distribution Agreement between the Trust and EQFC with respect to Class IB shares. (5)

                 (b)(iii)        Amendment No. 2, dated as of December 31, 1998, to the Distribution Agreement between the Trust and EQFC with respect to Class IB shares. (6)

                 (b)(iv)         Form of Amendment No. 3, dated as of April 30, 1999, to the Distribution Agreement between the Trust and EQFC with respect to Class IB shares. (6)

                 (b)(v)          Amendment No. 4, dated as of August 30, 1999, to the Distribution Agreement between the Trust and EQFC with respect to Class IB shares. (9)

                 (b)(vi)         Amendment No. 5, dated May 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors with respect to Class IB shares. (9)

                 (b)(vii)        Amendment No. 6, dated as of September 1, 2000, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares. (12)

                 (b)(viii)       Amendment No. 7, dated as of September 1, 2001, to the Distribution Agreement between the Trust and AXA Advisors with respect to the Class IB shares. (15)

                 (c)             Distribution Agreement between the Trust and AXA Distributors, LLC ("AXA
                                 Distributors") with respect to the Class IA shares, dated as of January 2, 2002.
                                 (16)
                 (d)             Distribution Agreement between the Trust and AXA Distributors with respect to the
                                 Class IB shares, dated as of January 2, 2002. (16)

(8)                              Form of Deferred Compensation Plan. (3)

                                      C-6

(9)              (a)(i)          Amended and Restated Global Custody Agreement between the Trust and JPMorgan Chase
                                 Bank ("Chase"), dated as of February 1, 2002. (17)

(10)             (a)             Distribution Plan Pursuant to Rule 12b-1 for the Trust's Class IB shares adopted
                                 March 31, 1997. (4)

                 (b)             Plan Pursuant to Rule 18f-3 under the 1940 Act. (4)

(11)             (a)             Opinion and Consent of Counsel regarding the legality of the securities being registered with respect to the Reorganization  of EQ/AXP Strategy Aggressive
                                 Portfolio into EQ/Alliance Small Cap Growth Portfolio. (filed herewith)

                 (b)             Opinion and Consent of Counsel regarding the legality of the securities being registered with respect to the Reorganization of EQ/AXP New Dimensions Portfolio
                                 into EQ/Capital Guardian U.S. Equity Portfolio. (filed herewith)

(12)             (a)             Opinion and Consent of Counsel supporting tax matters and consequences to EQ/AXP
                                 Strategy Aggressive Portfolio and EQ/Alliance Small Cap Growth Portfolio
                                 shareholders. (to be filed)
                 (b)             Opinion and Consent of Counsel supporting tax matters and consequences to EQ/AXP
                                 New Dimensions Portfolio and EQ/Capital Guardian U.S. Equity Portfolio
                                 shareholders. (to be filed)
(13)             (a)             Form of Mutual Fund Services Agreement between the Trust and Equitable, dated as of
                                 May 1, 2000. (9)

                 (b)(i)          Third Amended and Restated Expense Limitation Agreement between the Trust and
                                 Equitable, dated as of May 1, 2001. (14)

                 (b)(ii)         Amendment No. 1, dated as of September 1, 2001, to the Third Amended and Restated
                                 Expense Limitation Agreement between the Trust and Equitable. (15)

                 (c)(i)          Organizational Expense Reimbursement Agreement between the Trust and EQFC, on behalf of each series of the Trust except for Lazard Large Cap Value Portfolio,
                                 Lazard Small Cap Value Portfolio, JPM Core Bond Portfolio, BT Small Company
                                 Index Portfolio, BT International Equity Index Portfolio and BT Equity 500 Index
                                 Portfolio, dated as of April 14, 1997. (4)

                                      C-7

                 (c)(ii)         Organizational Expense Reimbursement Agreement between the Trust and EQFC, on behalf of Lazard Large Cap Value Portfolio, Lazard Small Cap Value Portfolio,
                                 JPM Core Bond Portfolio, BT Small Company Index Portfolio, BT International
                                 Equity Index Portfolio and BT Equity 500 Index Portfolio, dated as of December
                                 9, 1997. (5)


                 (c)(iii)        Organizational Expense Reimbursement Agreement between the Trust and EQFC, on behalf of MFS Growth with Income Portfolio, EQ/Evergreen Foundation Portfolio and
                                 EQ/Evergreen Portfolio, dated as of December 31, 1998. (6)

                 (d)(i)          Participation Agreement among the Trust, Equitable, Equitable Distributors, Inc.
                                 (predecessor to AXA Distributors) ("EDI") and EQFC, dated as of April 14, 1997. (4)

                 (d)(ii)         Amendment No. 1, dated as of December 9, 1997, to the Participation Agreement among the Trust, Equitable, EDI and EQFC. (5)

                 (d)(iii)        Amendment No. 2, dated as of December 31, 1998, to the Participation Agreement
                                 among the Trust, Equitable, EDI and EQFC. (6)

                 (d)(iv)         Form of Amendment No. 3, dated as of April 30, 1999, to the Participation Agreement among the Trust, Equitable, EDI and EQFC. (6)

                 (d)(v)          Form of Amendment No. 4, dated as of October 18, 1999, to the Participation
                                 Agreement among the Trust, Equitable, EDI and EQFC. (7)

                 (d)(vi)         Form of Amendment No. 5, dated as of May 1, 2000, to the Participation Agreement among the Trust, Equitable, EDI and AXA Advisors. (10)

                 (d)(vii)        Form of Amendment No. 6, dated as of September 1, 2000, to the Participation
                                 Agreement among the Trust, Equitable, EDI and AXA Advisors.  (12)

                 (d)(viii)       Amendment No. 7, dated as of September 1, 2001, to the Participation Agreement
                                 among the Trust, Equitable, EDI and AXA Advisors. (15)

                 (e)(i)          Retirement Plan Participation Agreement among the Trust, EQFC, The Equitable
                                 Investment Plan for Employees, Managers and Agents and Equitable, dated as of
                                 December 1, 1998. (6)


                                      C-8

                 (e)(ii)         Form of Amendment No. 1, dated as of April 30, 1999, to the Participation Agreement among the Trust, EQFC, The Equitable Investment Plan for Employees, Managers and
                                 Agents and Equitable. (6)

                 (e)(iii)        Form of Amendment No. 2, dated as of May 1999, to the Participation Agreement among the Trust, EQFC, The Equitable Investment Plan for Employees, Managers and Agents
                                 and Equitable. (7)

                 (f)             License Agreement Relating To Use of Name between the Trust and Merrill Lynch & Co.
                                 Inc., dated as of April 28, 1997. (4)

(14)                             Consent of Independent Public Accountants. (filed herewith)

(15)                             Not Applicable.

(16)                             Powers of Attorney. (15)

(17)                             Not Applicable.

--------------------
1. Incorporated herein by reference to Registrant's Registration Statement on Form N-1A filed on December 3, 1996 (File No. 333-17217).

2. Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on January 23, 1997 (File No. 333-17217).

3. Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A filed on April 7, 1997 (File No. 333-17217).

4. Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on August 28, 1997 (File No. 333-17217).

5. Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A filed on December 29, 1997 (File No. 333-17217).

6. Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A filed on April 30, 1999 (File No. 333-17217).

7. Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A filed on May 27, 1999 (File No. 333-17217).

8. Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A filed on August 30, 1999 (File No. 333-17217).

9. Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A filed on February 16, 2000. (File No. 333-17217).

10. Incorporated by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A filed on April 21, 2000. (File No. 333-17217).

11. Incorporated by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A filed on May 30, 2000. (File No. 333-17217).

12. Incorporated by reference to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A filed on January 23, 2001. (File No. 333-17217).

13. Incorporated by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A filed on March 22, 2001. (File No. 333-17217).

14. Incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A filed on April 3, 2001. (File No. 333-17217).

15. Incorporated by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A filed on August 13, 2001. (File No. 333-17217).

16. Incorporated by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A filed on February 4, 2002. (File No. 333-17217).

17 Incorporated by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed on April 3, 2002. (File No. 333-17217).


Item 17. Undertakings

         (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and state of New York on the __ day of April 2002.



                                             EQ ADVISORS TRUST



                                             By:
                                                ---------------------------
                                                Peter D. Noris
                                                President



         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                                             Title                                  Date
---------                                             -----                                  ----

                                                      President and Trustee                  April __, 2002
------------------------------------
Peter D. Noris

   /s/ Steven M. Joenk*                               Vice President and                     April __, 2002
------------------------------------
Steven M. Joenk                                       Chief Financial Officer

   /s/ Jettie M. Edwards*                             Trustee                                April __, 2002
------------------------------------
Jettie M. Edwards

   /s/ William M. Kearns*                             Trustee                                April __, 2002
------------------------------------
William M. Kearns, Jr.

 /s/ Christopher P.A. Komisarjevsky*                  Trustee                                April __, 2002
------------------------------------
Christopher P.A. Komisarjevsky

   /s/ Theodossios Athanassiades*                     Trustee                                April __, 2002
------------------------------------
Theodossios (Ted) Athanassiades

   /s/ Harvey Rosenthal*                              Trustee                                April __, 2002
------------------------------------
Harvey Rosenthal



   /s/ David W. Fox*                                  Trustee                                April __, 2002
-------------------------------------
David W. Fox

   /s/ Gary S. Schpero*                               Trustee                                April __, 2002
------------------------------------
Gary S. Schpero


*  By:
       -----------------------------
       Peter D. Noris
       Attorney-in-Fact

                                  EXHIBIT INDEX



(11)     (a)   Opinion and Consent of Counsel regarding the legality of the securities being registered with respect to the Reorganization of EQ/AXP Strategy Aggressive Portfolio into EQ/Alliance Small Cap
               Growth Portfolio.

(11)     (b)   Opinion and Consent of Counsel regarding the legality of the securities being registered with respect to the Reorganization of EQ/AXP New Dimensions Portfolio into EQ/Capital Guardian U.S.
               Equity Portfolio.

(14)           Consent of Independent Public Accountants (to be filed).